Securities Act File No. 333-174926

ICA No.  811-22549

As filed with the Securities and Exchange Commission on March 9, 2012

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No.	□
Post-Effective Amendment No. _46	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 48

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street

Omaha, NE 68137

Attention:  Brian Nielsen

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

(X)

immediately upon filing pursuant to paragraph (b).

(   )

on   pursuant to paragraph (b).

(   )

60 days after filing pursuant to paragraph (a)(1).

(   )

on (date) pursuant to paragraph (a)(1).

(    )

75 days after filing pursuant to paragraph (a)(2).

(   )

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

 EXPLANATORY NOTE

This Post-Effective Amendment No. 46 to the Registration Statement contains a Prospectus and Statement of Additional Information describing the Princeton Credit Income Fund a series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to the Princeton Credit Income Fund; (b) Statement of Additional Information relating to the Princeton Credit Income Fund and (c) Part C Information relating to all series of the Registrant. The Prospectus and Statements of Additional Information for the other series of the Registrant are not affected hereby.

Princeton Credit Income Fund

Class I Shares (Symbol: [            ])

Class A Shares (Symbol: [            ])

Class C Shares (Symbol: [            ])

Prospectus

March 9, 2012

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Princeton Credit Income Fund

a series of the Northern Lights Fund Trust II (the “Trust”)

TABLE OF CONTENTS

SUMMARY SECTION

INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

PRINCIPAL RISKS OF INVESTING IN THE FUND

PORTFOLIO HOLDINGS INFORMATION

MANAGEMENT OF THE FUND

THE ADVISOR

PORTFOLIO MANAGERS

SHAREHOLDER INFORMATION

CHOOSING A SHARE CLASS

MORE ABOUT CLASS I SHARES

MORE ABOUT CLASS C SHARES

MORE ABOUT CLASS A SHARES

SHARE PRICE

HOW TO PURCHASE SHARES

HOW TO REDEEM SHARES

REDEMPTION FEE

TOOLS TO COMBAT FREQUENT TRANSACTIONS

DISTRIBUTION OF FUND SHARES

DISTRIBUTIONS AND TAXES

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

FINANCIAL HIGHLIGHTS

PRIVACY POLICY

Summary Section

Investment Objective. The primary investment objective of the Princeton Credit Income Fund (the “Fund”) is to seek as high a level of current income as we believe to be consistent with capital preservation. The Fund seeks capital appreciation as a secondary investment objective when consistent with its primary objective.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load)	None(1)	1.00%	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses(2)	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.65%	2.40%	1.40%

(1) Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) during the first twelve months. Class A shares do not have a CDSC except that a 1.00% charge applies to certain redemptions made within twelve months.

(2) These expenses are based on estimated amounts for the Fund’s current fiscal year.

(3) This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Class A	$784	$1018
Class C	$243	$748
Class I	$143	$443

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies. In order to accomplish the Fund’s objectives, the Advisor will invest in a portfolio composed mainly of corporate senior secured bank loans (sometimes referred to as “adjustable rate loans” or “floating rate loans”). These loans hold a senior position in the capital structure and, at the time of purchase, are typically rated between BBB and B (commonly referred to as “High Yield” or “junk bonds”). Such loans are considered to be speculative investments. Although the Fund has no restrictions on the maturity of investments, normally the floating rate loans will have remaining maturities of 10 years or less. Also, these loans have historically had recovery rates of 60% - 70% or more. The “recovery rate” is the amount of an investment recovered through foreclosure or bankruptcy procedures in the event of a default, expressed as a percentage of face value. The Fund will invest primarily in floating rate loans and other floating rate investments, but also may invest in other high-yield securities from time to time based on the manager’s macro and interest rate outlook.

The Advisor employs a disciplined fundamental value approach to investing in these floating and fixed rate securities. Each investment decision carefully weighs potential risks to capital while seeking attractive yields. The Advisor seeks to add value through thoughtful asset allocations and a disciplined, research-intensive approach to company and security selection.

Under normal market conditions, the Fund will invest at least 70% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities.

The Fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as floating rate debt; and other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940.

Principal Risks. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•

Credit Risk for Floating Rate Loan Funds.  Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due. The value of the Fund’s shares, and the Fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of the Fund’s investments can fall if the actual or perceived financial health of the borrowers or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether. In the event a borrower fails to pay scheduled interest or principal payments on an investment held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by the Fund and likely lead to a decline in the net asset value of the Fund’s shares.

•

Demand for Loans. The loan market, as represented by the S&P/LSTA Leveraged Loan Index, experienced significant growth in terms of number and aggregate volume of loans outstanding since the inception of the index in 1997. In 1997, the total amount of loans in the market aggregated less than $10 billion. By April of 2000, it had grown to over $100 billion, and by July of 2007 the market had grown to over $500 billion. The size of the market peaked in November of 2008 at $594 billion. During this period, the demand for loans and the number of investors participating in the loan market also increased significantly.

Since 2008, the market has contracted, characterized by limited new loan issuance and payoffs of outstanding loans. From the peak in 2008 through M011, the overall size of the loan market contracted(1(1 b(1y approximately 17%. The number of market participants also decreased during that period. Although the number of new loans being issued in the market in 2011 is increasing, there can be no assurance that the size of the loan market, and the number of participants, will return to earlier leve)ls.

•

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

•

Equity Securities Incidental to Investments in Loans.  The value of equity securities in which the Fund invests may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund’s net asset value.

•

Foreign Investments.  Investing in foreign (non-U.S.) debt instruments may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in debt instruments of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation, confiscatory taxation, foreign currency fluctuations, currency blockage, political changes, or diplomatic developments.

•

High-Yield Securities (Those that are rated BBB or below). Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Interest Rate for Floating Rate Loan Funds.  Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

•

Leverage.  While it is currently contemplated that the use of leverage by the Fund will be limited, certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing and the use of forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund’s expenses and increase the impact of the Fund’s other risks.

•

Limited Secondary Market for Floating Rate Loans.  Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility.

•

Liquidity for Floating Rate Loan Funds.  If a loan is illiquid, the Fund might be unable to sell the loan at a time when the Fund’s manager might wish to sell, thereby having the effect of decreasing the Fund’s overall level of liquidity. The Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund.

•

Other Investment Companies.  The Fund may invest in exchange-traded funds to hedge certain risks within the portfolio (i.e. currency or inflation risks). The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

•

Prepayment and Extension for Floating Rate Loans. Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Floating rate loans typically do not have call protection and may be prepaid partially or in full at any time without penalty. If a floating rate loan is prepaid, the Fund may realize proceeds that are less than the value that had been assigned to the loan and/or may be forced to reinvest the proceeds in assets with lower yields than the loan that was repaid. Extension risk is the risk that an issuer will exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected, which may decrease the value of the obligation and may prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

•

Valuation of Loans.  The Fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans. Reliable market value quotations may not be readily available for some loans and valuation of such loans may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market because there is less reliable, objective market value data available. In addition, if the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the adviser or Sub-Adviser deems it advisable to do so.

Performance. Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-592-4353.

Investment Advisor. Princeton Advisory Group, Inc. serves as the Fund’s investment advisor (the “Advisor”).

Portfolio Managers. The following serve as the Fund’s portfolio managers:

Portfolio Manager	Primary Title	Portfolio Manager Since
Munish Sood	Founder and Chief Investment Officer	March 2012
Paul Malecki	Senior Portfolio Manager	March 2012
Troy Isaksen	Portfolio Manager	March 2012

Purchase and Sale of Fund Shares. You may conduct transactions by mail (Princeton Credit Income Fund, c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha NE 68137), or by telephone at [          ].  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in each share class of the Fund is $2,500, $1,000 and $100,000 for Class A, Class C and Class I, respectively, with a minimum subsequent investment of $250 and $100 for Class A and Class C , respectively. There is no minimum subsequent investment for Class I. The Fund may waive minimum initial investment or minimum subsequent investment requirements in its sole discretion.

Tax Information. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Investment Objective

The primary investment objective of the Fund is to seek as high a level of current income as we believe to be consistent with capital preservation. The Fund seeks capital appreciation as a secondary investment objective when consistent with its primary objective. The Fund’s investment objective is not fundamental and may be changed without the approval of shareholders. Shareholders will be given 60 days’ prior notice of any such change.

Principal Investment Strategies

Principal Investment Strategies. In order to accomplish the Fund’s objectives, the Advisor will invest in a portfolio composed mainly of corporate senior secured bank loans (sometimes referred to as “adjustable rate loans” or “floating rate loans”). These loans hold a senior position in the capital structure and, at the time of purchase, are typically rated between BBB and B (commonly referred to as “High Yield” or “junk bonds”). Although the Fund has no restrictions on the maturity of investments, normally the floating rate loans will have remaining maturities of 10 years or less. Also, these loans have historically had recovery rates of 60% - 70% or more. The “recovery rate” is the amount of an investment recovered through foreclosure or bankruptcy procedures in the event of a default, expressed as a percentage of face value. The Fund will invest primarily in floating rate loans and other floating rate investments, but also may invest in other high-yield securities from time to time based on the manager’s macro and interest rate outlook. Floating rate loans offer a coupon that is tied to a variable interest rate such as LIBOR which resets every 90 days or less. Thus, as short-term interest rates rise (or fall) this coupon is adjusted to compensate.

Under normal market conditions, the Fund will invest at least 70% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities. Although the Fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less.

The Fund may invest in the following derivative instruments: interest rate swaps and futures or forward contracts in order to seek to enhance returns or to attempt to hedge some of its investment risk.

The Fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as floating rate debt; and other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940.

When the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Fund invests defensively, it may not achieve its investment objective.

From a philosophical standpoint, the preservation of capital is essential and strong credit skills are the foundation of our asset selection process. Thorough and continual analysis of issuer viability is the best way of preserving capital through business and economic cycles.

The Advisor employs a pro-active portfolio management approach to our business and pursue both a “top down” industry view and a “bottoms up” individual credit analysis to maximize income and minimize losses. The majority of its research and analysis is done internally, focusing on analyzing macroeconomic, industry and company specific information. The Advisor employs “best practices” in its approach to credit and risk management, supported by the services of external research and informational services to complement its internal efforts. The Advisor also assesses cash flow, liquidity, asset and enterprise value and management in its asset selection in order to identify investments that are likely to maintain value through downturns. In addition to active credit monitoring and portfolio management, the Advisor maintains a disciplined approach to creating portfolio diversification.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The principal risks of investing in the Fund are:

Credit Risk for Floating Rate Loan Funds.   Credit risk is the risk that the issuer of a security and other instrument will not be able to make principal and interest payments when due. The value of a fund’s shares, and the fund’s ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of a fund’s investments can fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether.

In the event a borrower fails to pay scheduled interest or principal payments on an investment held by a fund, the fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by a fund and likely lead to a decline in the net asset value of the fund’s shares.

A fund generally invests in floating rate loans that are senior in the capital structure of the borrower or issuer, and that are secured with specific collateral. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends or the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal a fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, a fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing the fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a floating rate loan in which a fund has invested, may not satisfy the borrower’s obligation to the fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated.

In the event of the bankruptcy of a borrower or issuer, a fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the fund’s investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating a fund’s rights to the collateral.

The floating rate debt in which a fund invests is generally rated lower than investment-grade credit quality, i.e., rated lower than “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” by Standard & Poor’s Ratings Services (“S&P”), or have been made to borrowers who have issued debt securities that are rated lower than investment-grade in quality or, if unrated, would be rated lower than investment-grade credit quality. A fund’s investments in lower than investment-grade floating rate loans will generally be rated at the time of purchase between “B3” and “Ba1” by Moody’s, “B-” and “BB+” by S&P or, if not rated, would be of similar credit quality. Investment decisions for a fund will be based largely on the credit analysis performed by the sub-adviser, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.

Demand for Loans.  The loan market, as represented by the S&P/LSTA Leveraged Loan Index, experienced significant growth in terms of number and aggregate volume of loans outstanding since the inception of the index in 1997. In 1997, the total amount of loans in the market aggregated less than $10 billion. By April of 2000, it had grown to over $100 billion, and by July of 2007 the market had grown to over $500 billion. The size of the market peaked in November of 2008 at $594 billion. During this period, the demand for loans and the number of investors participating in the loan market also increased significantly.

Since 2008, the market has contracted, characterized by limited new loan issuance and payoffs of outstanding loans. From the peak in 2008 through March 2011, the overall size of the loan market contracted by approximately 17%. The number of market participants also decreased during that period. Although the number of new loans being issued in the market in 2011 is increasing, there can be no assurance that the size of the loan market, and the number of participants, will return to earlier levels.

An increase in demand for loans may benefit a fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans acquired by the fund and the rights provided to the fund under the terms of the applicable loan agreement, and may increase the price of loans that the fund wishes to purchase in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in a fund’s portfolio, which could cause the fund’s net asset value to decline.

Derivative Instruments.   The Fund may invest in interest rate swaps, futures and forward contracts in order to seek to enhance returns or to attempt to hedge some of its investment risk. These types of derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of such derivatives may also have a leveraging effect which may increase the volatility of a fund and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures , although to the extent that the Fund invests in derivative instruments, it is anticipated that the Fund will invest primarily in interest rate swaps, futures and forward contracts. The investment of a fund’s assets required to purchase such derivatives may be small relative to the magnitude of exposure assumed by the fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the fund; thus exaggerating any increase or decrease in the net asset value of the fund. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A fund’s adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a fund.

Equity Securities Incidental to Investments in Loans.  The value of equity securities in which a fund invests may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in a fund’s net asset value. A fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information a fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.

High-Yield Securities.  Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Interest Rate for Floating Rate Loan Funds.  Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in a fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on a fund’s yield will also be affected by whether, and the extent to which, the floating rate debt in the fund’s portfolio is subject to floors on the LIBOR base rate on which interest is calculated for such loans (a “LIBOR floor”). So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates will not affect the yield on such loans. In addition, to the extent that the interest rate spreads on floating rate debt in a fund’s portfolio experience a general decline, the yield on the fund’s shares will fall and the value of the fund’s assets may decrease, which will cause the fund’s net asset value to decrease. With respect to a fund’s investments in fixed rate instruments, a rise in interest rates generally causes values to fall. The values of fixed rate securities with longer maturities or duration are more sensitive to changes in interest rates.

Leverage.  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, among others: borrowing and the use of forward-commitment transactions. The use of certain derivatives may also create leveraging risk. The use of leverage may increase a fund’s expenses and increase the impact of the fund’s other risks. The use of leverage may exaggerate any increase or decrease in the net asset value of a fund. To mitigate leveraging risk, a fund will segregate liquid assets or otherwise cover the fund’s obligation under transactions such as reverse repurchase agreements; when issued and delayed delivery securities, and forward commitment transactions. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a fund to be more volatile than if the fund had not been leveraged.

Limited Secondary Market for Floating Rate Loans.  Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market.

Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the floating rate loans in which a fund invests will be relatively illiquid.

In addition, the floating rate loans in which a fund invests may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede a fund’s ability to sell floating rate loans and can adversely affect the price that can be obtained. A fund may have difficulty disposing of floating rate loans if it needs cash to repay debt, to fund redemptions, to pay dividends, to pay expenses or to take advantage of new investment opportunities.

These considerations may cause a fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause the fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. A fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided.

From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global liquidity crisis in the second half of 2008, the average price of loans in the S&P/LSTA Leverage Loan Index declined by 32% (which included a decline of 3.06% on a single day) prior to rebounding substantially in 2009 and into 2011. Declines in a fund’s share price or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause the fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of the fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause a fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving the fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, a fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that a fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.

Liquidity for Floating Rate Loan Funds.  If a loan is illiquid, a fund might be unable to sell the loan at a time when a fund’s manager might wish to sell, thereby having the effect of decreasing the fund’s overall level of liquidity. Further, as described in Valuation of Loans below, the lack of an established secondary market may make it more difficult to value illiquid loans, which could result in floating rate loans being assigned values which prove to be higher than the amounts that a fund ultimately realizes upon its actual sales of those loans. A fund may make investments that become less liquid in response to market developments or adverse investor perception, including but not limited to, those circumstances described in Limited Secondary Market for Floating Rate Loans above. A fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the fund.

Other Investment Companies.  The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Because a fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the fund.

Other investment companies include ETFs and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Prepayment and Extension for Floating Rate Loans.  Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Floating rate loans typically do not have call protection and may be prepaid partially or in full at any time without penalty. If a floating rate loan is prepaid, a fund may realize proceeds that are less than the value that had been assigned to the loan and/or may be forced to reinvest the proceeds in assets with lower yields than the loan that was repaid. For a fund’s fixed rate investments, prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on a fixed rate obligation held by a fund later than expected, which may decrease the value of the obligation and may prevent the fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Valuation of Loans.  A fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans. Reliable market value quotations may not be readily available for some loans and valuation of such loans may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market because there is less reliable, objective market value data available. In addition, if a fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the fund from selling a portion of the loan and reducing its exposure to a borrower when the adviser or sub-adviser deems it advisable to do so. Even if a fund itself does not own a relatively large portion of a particular loan, the fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The combination of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by a fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the fund.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

Management of the Fund

The Advisor

The Fund has entered into an Investment Advisory Agreement (“Advisory Agreement”) with Princeton Advisory Group, Inc., located at 4428 Route 27, Building C, Unit 1, Kingston, New Jersey 08528, under which the Advisor manages the Fund’s investments subject to the supervision of the Board of Trustees. Under the Advisory Agreement, the Fund compensates the Advisor for its investment advisory services at the annual rate of 1.00% of the Fund’s average daily net assets, payable on a monthly basis.

Fund Expenses. The Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Advisor and the Fund, the Advisor has agreed to reduce its management fees and/or pay expenses of the Fund to ensure that the total amount of Fund operating expenses (excluding front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund fees and expenses, borrowing costs, taxes and extraordinary expenses) do not exceed 1.65%, 2.40% and 1.40% of the Fund’s average net assets for Class A, Class C and Class I shares respectively, through March 31, 2013, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund in subsequent fiscal years if the Advisor so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

Portfolio Managers

Munish Sood, CFA, Chief Executive Officer & Chief Investment Officer

Munish Sood is the founder of Princeton Advisory Group, Inc. and serves as Chief Executive Officer of the firm. The firm was founded in 2002 to provide investment management services to High New Worth and global institutional clients across multiple investment strategies. He is actively involved in all aspects of the firm and manages all the investment activity at the firm. The firm currently manages in excess of $2.5 billion USD. He is also founder of Cross Point Capital, LLC a registered broker dealer in the U.S. which specializes in trading securities and raising capital for institutional clients. Prior to forming Princeton Advisory Group, Inc., Mr. Sood co-founded BoTree Investments, LLC, in 2001 where he was the Chief Investment Officer. Mr. Sood was responsible for managing and investing in structured products and overseeing all investment activity in BoTree Asset Management, LLC. Prior to BoTree, Mr. Sood was the Senior Portfolio Manager at Global Value Investors, Inc. from January 1999 to April 2001. Prior to Global Value Investors, Inc., Mr. Sood was a Senior Analyst/Trader at Penn Capital Management, Inc. From 1996 to 1998 he was an associate at Bankers Trust focusing on fixed income arbitrage. Mr. Sood received a Bachelor of Science in Finance & Accounting from Rider University. He holds a Chartered Financial Analyst designation and is a member of the Investment Analyst Society of New York and the CFA Institute. Mr. Sood is a founder of First Choice Bank in Lawrenceville, NJ and currently serves as the Chairman of the Board.

Paul Malecki, Senior Portfolio Manager

Paul Malecki is a Principal of Princeton Advisory Group and is the Senior Portfolio Manager responsible for formation and oversight of the firm’s credit sector, including bank loan and high yield debt. With over 28 years finance experience, Mr. Malecki has been involved in financing leveraged and high yield transactions and portfolio management for 25 years of his career. He has diverse experience in this area, including transaction structuring, underwriting, acquisition advisory, investing in leveraged loan and equity funds, direct lending, trading, and portfolio risk management. Prior to joining Princeton in 2005, Mr. Malecki spent 11 years as a Vice President and Manager of the high yield bank loan business at Bank of Tokyo-Mitsubishi where he was instrumental in the restructuring and product expansion of this Group. Since 1996, mainly under his guidance, high yield bank loans were increased almost fourfold (peaking at $2.4 billion) while also achieving targeted returns with significantly lower defaults and higher recovery rates as compared to the market. He brings the experience of operating as a disciplined portfolio manager through several economic cycles and evolving high yield and bank loan markets. Additionally, he is a proven business and team builder capable of executing new business plans. Mr. Malecki started his career and was formally credit trained at First National State Bank of New Jersey, and subsequently worked at major international banks, including Barclays Bank PLC, Westpac Banking Corporation and Bank of Tokyo-Mitsubishi. He received a Masters of Business Administration from Fairleigh Dickinson University and a BA in Business Management from Saint Peter’s College where he was inducted into the Athletic Hall of Fame.

Troy Isaksen, Portfolio Manager

Mr. Isaksen joined Princeton Advisory Group in 2007 as a senior credit analyst responsible for analyzing, recommending and managing senior secured bank loans within the telecommunications, media, technology, insurance and specialty finance industries. He has more than fifteen years of experience in corporate and middle market debt financing involving all aspects of due diligence, credit analysis and documentation of leveraged loans, in addition to the workout and restructuring experience. Mr. Isaksen previously worked for seven years at The CIT Group, where he was responsible for account management and credit and risk analysis for over $230 million in assets of primarily middle market companies. He began his career and was formally credit trained at Summit Bank. Mr. Isaksen received a BS in Finance/Investments with a concentration in Quantitative Methods from Babson College.

Shareholder Information

Choosing a Share Class

Description of Classes. The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares. The Fund has registered three classes of shares –Class I shares, Class A shares and Class C shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

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Class I shares are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund.

•

Class C shares are sold without an initial sales charge. The Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) during the first twelve months, and are also charged a 1.00% Rule 12b-1 distribution and servicing fee.

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Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee. Class A shares do not have a CDSC except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.

More About Class I Shares

Class I shares may be purchased without the imposition of any sales charges. The Fund offers Class I shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries (including broker-dealers) and their agents in fee based and other programs. In these programs financial intermediaries have made arrangements with the Fund and are authorized to buy and sell shares of the Fund that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund. Class I shares are sold at NAV without an initial sales charge, and are not subject to 12b-1 distribution fees. The minimum initial investment in Class I shares of the Fund is $100,000.

More About Class C Shares

Class C shares of the Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class C shares of the Fund is $1,000.  The minimum subsequent investment in Class C shares of the Fund is $100.

More About Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares. The minimum initial investment in Class A shares of the Fund is $2,500. The minimum subsequent investment in Class A shares of the Fund is $250 for all other accounts. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The Fund reserves the right to waive sales charges at its discretion. The following sales charges apply to your purchases of Class A shares of the Fund:

Amount of Transaction	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Dealer Reallowance as a Percentage of Public Offering Price
Less than $25,000	5.25%	5.54%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	3.75%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.00%	3.10%	2.25%
$250,000 but less than $500,000	2.00%	2.04%	1.50%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more(2)	0.75%	0.76%	0.75%

(1)

Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)

The Advisor shall reimburse the Fund in connection with commissions retained by authorized broker-dealers on purchases of Class A shares over $1 million calculated as follows: for sales of $1 million or more, payments may be made to those broker-dealers having at least $1 million of assets invested in the Fund, a fee of up to 1% of the offering price of such shares up to $3 million, 0.5% of the offering price from $3 million to $5 million, and 0.25% of the offering price over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

Reducing Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund’s distributor, Northern Lights Distributors, LLC (the “distributor”), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Share Price

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Advisor in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

How to Purchase Shares

The Fund offers three classes of shares so that you can choose the class that best suits your investment needs: Class A, Class C and Class I shares. The main differences between the classes are the sales charge, ongoing fees and minimum investment amounts. In choosing which class of shares to purchase, you should consider which will be most beneficial to you given your investment goals, the amount of your purchase and the length of time you expect to hold the shares. Each class of shares in the Fund represents an interest in the same portfolio of investments in the Fund.

Purchase by Mail. To purchase the Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “Princeton Credit Income Fund” to:

Regular or Overnight Mail

Princeton Credit Income Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Purchase through Brokers. You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-855-592-4353 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan.   You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $250 on specified days of each month into your established Fund account. Please contact the Fund at 1-855-592-4353 for more information about the Fund’s Automatic Investment Plan. Minimum initial investment requirements may be waived for Automatic Investment Plan investors, at the Fund’s discretion.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Princeton Credit Income Fund.”  The Fund will accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC, the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

Anti-Money Laundering Program. The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

In order to ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

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full name;

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date of birth (individuals only);

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Social Security or taxpayer identification number; and

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permanent street address (P.O. Box only is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program. The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your Account Application, please contact the Transfer Agent at 1-855-592-4353.

How to Redeem Shares

You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular or Overnight Mail

Princeton Credit Income Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-855-592-4353. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker:  If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. The Fund’s transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan:  If your individual accounts, IRA or other qualified plan account have a current account value of at least $5,000, you may participate in the Fund’s Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $250 on specified days of each month into your established bank account. Please contact the Fund at 1-855-592-4353 for more information about the Fund’s Automatic Withdrawal Plan.

Redemptions in Kind:  The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period). The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent:  Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.”  If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:  Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•

you request a redemption to be made payable to a person not on record with the Fund;

•

you request that a redemption be mailed to an address other than that on record with the Fund;

•

the proceeds of a requested redemption exceed $50,000;

•

any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

•

your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances:  If at any time your account balance falls below $2,500, $1,000 or $100,000 for Class A, Class C or Class I shares, respectively, the Fund may notify you that, unless the account is brought up to at least $2,500, $1,000 or $100,000 for Class A, Class C or Class I shares, respectively within 60 days of the notice; your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below required minimum due to a decline in NAV.

Redemption Fee

Redemption Fee: The Fund will deduct a 1% redemption fee on the redemption amount if you sell your shares less than 60 days after purchase or shares held less than 60 days are redeemed for failure to maintain the Fund’s balance minimum. See Low Balances for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 60 days or more are not subject to the 1% fee.

Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Fund has elected not to impose the redemption fee for:

•

Redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•

Certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;

•

Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;

•

Redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

•

Involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees; or

•

Other types of redemptions as the Advisor or the Fund may determine in special situations and approved by the Fund’s or the Advisor’s Chief Compliance Officer.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 30 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Tools to Combat Frequent Transactions

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

•

Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;” and

•

Rejecting or limiting specific purchase requests,

•

Charging a 1% redemption charge if shares are held less than 60 days,

•

Rejecting purchases requests from certain investors, and

•

Assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The redemption fee, which is uniformly imposed, is intended to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. The Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the Advisor or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

The Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Advisor will be liable for any losses resulting from rejected purchase or exchange orders. The Advisor may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Fund’s redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Advisor, the service providers may take immediate action to stop any further short-term trading by such participants.

Householding.  To reduce expenses, the Fund mails only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-592-4353 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

Shares of one of the Class of the Fund will not be exchangeable for shares of other Classes.

Distribution of Fund Shares

The Distributor

Northern Lights Distributors, LLC (the “Distributor”) is located at 4020 South 147th Street,  Omaha, NE 68137, and serves as distributor and principal underwriter to the Fund. The Distributor is a registered broker-dealer and member of Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund are offered on a continuous basis.

Distribution (12b-1) Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “12b-1 Plan”) under the 1940 Act. Under the 12b-1 Plan, the Fund is authorized to pay the Fund’s distributor, or such other entities as approved by the Board of Trustees, a fee for the promotion and distribution of the Fund and the provision of personal services to shareholders. The maximum amount of the fee authorized is 0.25% of the Fund’s average daily net assets annually for the Class A shares and 1.00% of the Fund’s average daily net assets annually for the Class C shares. The distributor may pay any or all amounts received under the 12b-1 Plan to other persons, including the Advisor, for any distribution or service activity. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

In addition to the fees paid under the 12b-1 Plan, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including the Advisor and affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Additional Compensation to Financial Intermediaries

The distributor, its affiliates and the Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund, if any. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Distributions and Taxes

Tax Status, Dividends and Distributions

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income and net capital gains annually in December. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. This summary is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and this summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis). You should consult your own independent tax advisors to determine the tax consequences of owning the Fund’s shares.

Financial Highlights

The Fund has not yet commenced operations as of the date of this Prospectus and therefore does not have a financial history.

Privacy Policy

                          Revised October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Investment Advisor

Princeton Advisory Group, Inc.

4428 Route 27, Building C, Unit 1

Kingston, New Jersey 08528

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26 th Floor

Philadelphia, PA 19103

Legal Counsel

Alston & Bird, LLP

950 F Street NW

Washington, D.C. 20004

Custodian

Union Bank , National Association

350 California Street, 6th Floor

San Francisco, CA 94104

Transfer Agent, Fund Accountant and Fund Administrator

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street Omaha, NE 68137

 Princeton Credit Income Fund

a series of the Northern Lights Fund Trust II

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-855-592-4353, or visit www.pag-funds.com. You may also write to:

Princeton Credit Income Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

You can review and copy information, including the Fund’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Fund are also available:

•

free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;

•

for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or

•

for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22549)

Statement of Additional Information

Dated:   March 9, 2012

Princeton Credit Income Fund

Class I Shares (Symbol: [           ])

Class A Shares (Symbol: [           ])

Class C Shares (Symbol: [           ])

This Statement of Additional Information (“SAI”) provides general information about the Princeton Credit Income Fund (the “Fund”), a series of Northern Lights Fund Trust II (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus for Class I, Class C and Class A shares dated March 9, 2012 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference To obtain a copy of the Prospectus free of charge, please write or call the Fund at the address or telephone number below:

Princeton Credit Income Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

1-855-592-4353

---------------------------------

TABLE OF CONTENTS

---------------------------------

THE TRUST

INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS

FUNDAMENTAL INVESTMENT LIMITATIONS

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

BOARD LEADERSHIP STRUCTURE

TRUSTEES AND OFFICERS

BOARD COMMITTEES

TRUSTEE COMPENSATION

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

INVESTMENT ADVISOR

PORTFOLIO MANAGER

OTHER SERVICE PROVIDERS

DISTRIBUTION OF FUND SHARES

12B-1 DISTRIBUTION PLAN

PORTFOLIO TRANSACTIONS AND BROKERAGE

PORTFOLIO TURNOVER

CODE OF ETHICS

PROXY VOTING PROCEDURES

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

PORTFOLIO HOLDINGS INFORMATION

DETERMINATION OF NET ASSET VALUE

FINANCIAL STATEMENTS

The Trust

The Princeton Credit Income Fund (the “Fund”) is a non-diversified series of Northern Lights Fund Trust II, (the “Trust”) a Delaware statutory trust, organized on August 26, 2010.

The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund is a non-diversified series of the Trust. The Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may add classes to and reclassify the shares of the Fund, start other series and offer shares of a new fund under the Trust at any time.

The Fund offers three classes of shares:  Class A shares, Class C shares and Class I shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares on a class-specific basis (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

Princeton Advisory Group, Inc. (the “Advisor”) serves as the investment advisor to the Fund.

Investment Policies, Strategies and Associated Risks

The primary investment objective of the Fund is to seek as high a level of current income that we determine is consistent with capital preservation. The Fund seeks capital appreciation as a secondary investment objective when consistent with its primary objective.

The investment objectives of the Fund and the descriptions of the Fund’s principal investment strategies are set forth under “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, strategies the Advisor may employ in pursuit of the Fund’s investment objective and a summary of related risks.

EQUITY SECURITIES

Common Stocks and Other Equity Securities

Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives the Fund the right to vote on issues affecting the company’s organization and operations. Except for the Fund that is non-diversified or concentrated, such investments will be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

Other types of equity securities may also be purchased, including convertible securities, preferred stock, warrants or other securities exchangeable for, or otherwise providing similar exposure to, shares of common stock.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stocks. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stocks into which the securities are convertible, while investing at a better price than may be available on the common stocks or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stocks). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stocks. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer-term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Fund, because the Fund purchases such securities for their equity characteristics.

Initial Public Offerings (“IPOs”)

IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund’s adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for one year or less will be treated as short-term gains, taxable as ordinary income to the Fund’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Fund’s performance when the Fund’s asset bases are small. Consequently, IPOs may constitute a significant portion of the Fund’s returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund’s assets as it increases in size and therefore have a more limited effect on the Fund’s performance.

There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts, and management companies.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act and the rules, regulations, and exemptive orders thereunder. For so long as shares of the Fund are purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

There are some potential disadvantages associated with investing in other investment companies. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses. When the Fund invests in another investment company, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodian fees), in addition to the expenses of the Fund.

Exchange-Traded Funds (“ETFs”)

ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value (“NAV”). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, shareholders of the Fund may pay their proportionate share of the underlying ETF’s fees and expenses.

Market Trading Risks for ETFs

Absence of Active Market. Although shares of an ETF are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Risks of Secondary Listings. An ETF’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the ETF’s primary listing is maintained. There can be no assurance that the ETF’s shares will continue to trade on any such stock exchange or in any market or that the ETF’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The ETF’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade ETF shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risks. Shares of an ETF may trade in the secondary market at times when an ETF does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when an ETF accepts purchase and redemption orders. Secondary market trading in ETF shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in ETF shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of ETF shares will continue to be met or will remain unchanged.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent the Fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Fund’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

MSCI Index Shares (“iShares”)

iShares were formerly known as World Equity Benchmark Shares (“WEBS”). WEBS were a form of ETF’s traded on the American Stock Exchange, now known as NYSE Amex Equities (“AMEX”). They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indices. Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, the Fund could be required to reconsider the use of iShares as part of its investment strategy.

Investment Companies that invest in Senior Loans

Other investment companies include investment companies that invest primarily in interests in variable or floating rate loans or notes (“Senior Loans”). Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants, which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one- to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Risks of Senior Loans

Credit Risk – Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment-grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment-grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral – Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under-collateralized.

Limited Secondary Market – Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede the Fund’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

Hybrid Loans – The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, the Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans – Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder’s subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Standard & Poor’s Depositary Receipts (“SPDRs”)

SPDRs are securities traded on the AMEX that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold the Fund of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

Preferred Stock

Preferred stocks, unlike common stocks, offer a stated dividend rate payable from a corporation’s earnings. Such preferred stocks dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stocks may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stocks. Preferred stocks also generally has a preference over common stocks on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Private Funds

Private funds include U.S. or foreign private limited partnerships or other investment funds. Investments in private funds may be highly speculative and volatile. Because private funds generally are investment companies for purposes of the 1940 Act, the Fund’s ability to invest in them will be limited. In addition, the Fund’s shareholders will remain subject to the Fund’s expenses while also bearing their pro rata share of the operating expenses of the private funds. The ability of the Fund to dispose of interests in private funds is very limited and involves risks, including loss of the Fund’s entire investment in the private fund.

Private funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.

The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Fund significantly. However, the Fund bears any expenses incurred by the trust. In addition, the Fund assumes the liquidity risks generally associated with the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to private funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical private fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.

The Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Private funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.

Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

Real Estate Securities and Real Estate Investment Trusts (“REITs”)

The Fund’s investments in real estate securities are primarily in REITs and other real estate industry operating companies (“REOCs”). A REOC is a company that derives at least 50% of its gross revenues or net profits from either: (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.

A REIT is a corporation or business trust that meets the definitional requirements of the Internal Revenue Code of 1986, as amended, (“Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development, or long-term loans.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Fund will not invest directly in real estate, the Fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage Funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying a REIT’s investments are concentrated geographically, by property type or in certain other respects, the REIT may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially Mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Unseasoned Companies

The Fund considers securities of companies with limited operating histories to be securities of companies with a record of less than three years’ continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as “unseasoned issuers”). These companies by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for larger, more mature companies.

FIXED-INCOME INVESTMENTS

The value of fixed-income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

Asset-Backed Securities

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a collateralized mortgage obligation (“CMO”) structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

The Fund may invest in any type of asset-backed security if the portfolio manager determines that the security is consistent with the Fund’s investment objective and policies. It is expected that governmental, government-related or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Fund.

The collateral behind certain asset-backed securities tend to have prepayment rates that do not vary with interest rates, and the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The Fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid. Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes, and other similar corporate debt instruments, including convertible securities.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB- or Baa3, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; meaning, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with their custodian, or earmark on its records, an amount of cash or liquid assets equal to (on a daily marked-to-market basis) the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“Standard & Poor’s” or “S&P”) do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Fund’s sub-advisers.

Credit-Linked Notes (“CLN”)

A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Fund in accordance to the Fund’s investment objective. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Floating or Variable Rate Instruments

Floating or variable rate instruments are debt instruments that do not have a fixed rate of interest over the life of the instrument. Such instruments are frequently secured by letters of credit or other credit support arrangements. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). These instruments are more defensive than conventional long-term bonds in that they protect to some degree against a rise in interest rates, while providing greater opportunity than comparable intermediate-term bonds since the Fund may retain the bond if interest rates decline. Variable rate demand instruments held by the Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand.

By acquiring these instruments, the Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer) to purchase the security at an agreed-upon price, which rights is contained in the obligation itself rather than in a separate agreement with the seller or some other person. If an issuer of a variable rate demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. The Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by the Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven business days in the usual course of business, without taking a reduced price, will be treated as illiquid securities.

Government Trust Certificates

Government Trust Certificates represent an interest in a government trust, the property of which consists of: (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the federal government of the United States (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998); and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody’s, or have received a comparable rating by another nationally recognized statistical rating organization (“NRSRO”).

Guaranteed Investment Contracts (“GICs”)

GICs are issued by insurance companies. The Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the Fund which are not readily marketable, will not exceed 15% of the Fund’s net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. GICs are not backed by the U.S. government nor are they insured by the FDIC. GICs are generally guaranteed only by the insurance companies that issue them.

High-Yield Securities

High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher-quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

High-yield securities are not considered to be investment-grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s NAV. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody’s description of its bond ratings: Ba — judged to have speculative elements; their future cannot be considered as well assured. B — generally lack characteristics of a desirable investment. Caa — are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca — speculative in a high degree; often in default. C — lowest rate class of bonds; regarded as having extremely poor prospects. Moody’s also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P’s description of its bond ratings: BB, B, CCC, CC, C — predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D — in payment default. S&P applies indicators “+,” no character, and “-” to its rating categories. The indicators show relative standing within the major rating categories.

Certain securities held by the Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Risks Associated With High-Yield Securities

The medium- to lower-rated and unrated securities in which the Fund invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

High-Yield Bond Market – A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities, thus disrupting the market for such securities.

Sensitivity to Interest Rate and Economic Changes – High-yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are U.S. Treasury or investment-grade bonds. As a result, when interest rates rise causing bond prices to fall, the value of high-yield debt bonds tend not to fall as much as U.S. Treasury or investment-grade bonds. Conversely, when interest rates fall high-yield bonds tend to underperform U.S. Treasury and investment-grade bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield security is owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Fund’s NAV. Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

Payment Expectations – High-yield securities present risks based on payment expectations. For example, high-yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high-yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks – Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as U.S. Treasury and investment-grade bonds. The ability of the Fund’s Board to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly traded market. To the extent the Fund owns illiquid or restricted high-yield securities these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation – Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities. The Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Limitations of Credit Ratings – The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. Although the ratings of recognized rating services such as Moody’s and S&P are considered, the adviser or sub-adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Fund’s investment objective may be more dependent on the adviser’s or sub-adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds. The adviser or sub-adviser continually monitors the investments in the Fund’s portfolios and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. The Fund may retain a security whose rating has been changed.

Congressional Proposals – New laws and proposed new laws may negatively affect the market for high-yield securities. As examples, recent legislation requires federally insured savings and loan associations to divest themselves of their investments in high-yield securities, and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high-yield securities. Any such proposals, if enacted, could have negatively affected the Fund’s NAV.

Loans – Floating Rate Fund

Investment Quality; Credit Analysis

Loans in which the Fund invests generally are rated below investment-grade credit quality or are unrated. In acquiring a loan, the sub-adviser will consider some or all of the following factors concerning the borrower: ability to service debt from internally generated funds; adequacy of liquidity and working capital; appropriateness of capital structure; leverage consistent with industry norms; historical experience of achieving business and financial projections; the quality and experience of management; and adequacy of collateral coverage. The sub-adviser performs its own independent credit analysis of each borrower. In so doing, the sub-adviser may utilize information and credit analyses from agents that originate or administer loans, other lenders investing in a loan, and other sources. The sub-adviser also may communicate directly with management of the borrowers. These analyses continue on a periodic basis for any Senior Loan held by the Fund.

Senior Loan Characteristics

Senior Loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior Loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers; including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stocks of subsidiaries; and intangible assets including trademarks, copyrights, patent rights, and franchise value. The Fund may also receive guarantees as a form of collateral. Senior Loans are typically structured to include two or more types of loans within a single credit agreement. The most common structure is to have a revolving loan and a term loan. A revolving loan is a loan that can be drawn upon, repaid fully or partially, and then the repaid portions can be drawn upon again. A term loan is a loan that is fully drawn upon immediately and once repaid, it cannot be drawn upon again.

Sometimes there may be two or more term loans and they may be secured by different collateral, have different repayment schedules and maturity dates. In addition to revolving loans and term loans, Senior Loan structures can also contain facilities for the issuance of letters of credit and may contain mechanisms for lenders to pre-fund letters of credit through credit-linked deposits. The Fund typically invests only in the term loan portions of Senior Loan structures, although it does sometimes invest in the revolving loan portions and the pre-funded letters of credit portions.

By virtue of their senior position and collateral, Senior Loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as employee salaries, employee pensions, and taxes). This means Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Senior Loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate such as the London Inter-Bank Offered Rate (“LIBOR”). For example, if LIBOR were 3% and the borrower was paying a fixed spread of 2.50%, the total interest rate paid by the borrower would be 5.50%. Base rates, and therefore the total rates paid on Senior Loans, float, i.e., they change as market rates of interest change.

Although a base rate such as LIBOR can change every day, loan agreements for Senior Loans typically allow the borrower the ability to choose how often the base rate for its loan will change. A single loan may have multiple reset periods at the same time, with each reset period applicable to a designated portion of the loan. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a Senior Loan typically does not change.

Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a Senior Loan. Agents are typically paid fees by the borrower for their services.

The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.

Loan agreements may provide for the termination of the agent’s agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor with respect to an assignment interpositioned between the Fund and the borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the Senior Loan of such person and any loan payment held by such person for the benefit of the Fund should not be included in such person’s or entity’s bankruptcy estate. If, however, any such amount were included in such person’s or entity’s bankruptcy estate, the Fund would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, the Fund could experience a decrease in the NAV.

The Fund acquires Senior Loans from lenders such as commercial and investment banks, insurance companies, finance companies, other investment companies and private investment funds.

Investment by the Fund

The Fund typically invests in Senior Loans primarily by purchasing an assignment of a portion of a Senior Loan from a third party, either in connection with the original loan transaction (i.e., in the primary market) or after the initial loan transaction (i.e., in the secondary market). When the Fund purchases a Senior Loan in the primary market, it may share in a fee paid to the original lender. When the Fund purchases a Senior Loan in the secondary market, it may pay a fee to, or forego a portion of interest payments from, the lender making the assignment. The Fund may also make its investments in Senior Loans through the use of derivative instruments such as participations, credit-linked notes, credit default swaps, and total return swaps as long as the reference obligation for any such instrument is a Senior Loan.

Investments through the use of such derivative instruments involve counter party risk, i.e., the risk that the party from which such instrument is purchased will not perform as agreed. Unlike an assignment as described below, the Fund does not have a direct contractual relationship with the borrower. The Fund seeks to minimize such counter party risk by purchasing such investments only from large, well established and highly rated counter parties.

There is no minimum rating or other independent evaluation of a borrower limiting the Fund’s investments and most Senior Loans that the Fund may acquire, if rated, will be rated below investment-grade credit quality.

Assignments

When the Fund is a purchaser of an assignment, it succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. These rights include the ability to vote along with the other lenders on such matters as enforcing the terms of the loan agreement (e.g., declaring defaults, initiating collection action, etc.). Taking such actions typically requires at least a vote of the lenders holding a majority of the investment in the loan and may require a vote by lenders holding two-thirds or more of the investment in the loan. Because the Fund usually does not hold a majority of the investment in any loan, it will not be able by itself to control decisions that require a vote by the lenders.

Acquisition Costs

When the Fund acquires an interest in a Senior Loan in the primary market, it typically acquires the loan at par less its portion of the fee paid to all originating lenders. When the Fund acquires an interest in a Senior Loan in the secondary market, it may be at par but typically the Fund will do so at premium or discount to par.

Loan Participation and Assignments

The Fund’s investment in loan participations typically will result in the Fund having a contractual relationship only with the lender and not with the borrower. The Fund will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When the Fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such assets, the Fund anticipates that such assets could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such assets and the Fund’s ability to dispose of particular assignments or participations when necessary to meet redemption of Fund shares, to meet the Fund’s liquidity needs or, when necessary in response to a specific economic event such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for the Fund to value these assets for purposes of calculating its NAV.

Originating Loans

The Fund has the ability to act as an agent in originating and administering a loan on behalf of all lenders or as one of a group of co-agents in originating loans. However, the Fund has not acted as agent or co-agent on any loans and has no present intention of doing so in the future. An agent for a loan is required to administer and manage the loan and to service or monitor the collateral. The agent is also responsible for the collection of principal, interest, and fee payments from the borrower and the apportionment of these payments to the credit of all lenders which are parties to the loan agreement. The agent is charged with the responsibility of monitoring compliance by the borrower with the restrictive covenants in the loan agreement and of notifying the lenders of any adverse change in the borrower’s financial condition. In addition, the agent generally is responsible for determining that the lenders have obtained a perfected security interest in the collateral securing the loan.

Lenders generally rely on the agent to collect their portion of the payments on a loan and to use the appropriate creditor remedies against the borrower. Typically under loan agreements, the agent is given broad discretion in enforcing the loan agreement and is obligated to use the same care it would use in the management of its own property. The borrower compensates the agent for these services. Such compensation may include special fees paid on structuring and funding the loan and other fees on a continuing basis. The precise duties and rights of an agent are defined in the loan agreement.

When the Fund is an agent, it has as a party to the loan agreement, a direct contractual relationship with the borrower and, prior to allocating portions of the loan to the lenders, if any, assumes all risks associated with the loan. The agent may enforce compliance by the borrower with the terms of the loan agreement. Agents also have voting and consent rights under the applicable loan agreement. Action subject to agent vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the loan, which percentage varies depending on the relative loan agreement. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a loan, or relating collateral therefor, frequently require the unanimous vote or consent of all lenders affected. When the Fund participates as an original lender, it typically acquires the loan at par.

Pursuant to the terms of a loan agreement, the agent typically has sole responsibility for servicing and administering a loan on behalf of the other lenders. Each lender in a loan is generally responsible for performing its own credit analysis and its own investigation of the financial condition of the borrower. Generally, loan agreements will hold the agent liable for any action taken or omitted that amounts to gross negligence or willful misconduct. In the event of a borrower’s default on a loan, the loan agreements provide that the lenders do not have recourse against the Fund for its activities as agent. Instead, lenders will be required to look to the borrower for recourse.

In a typical interest in a Senior Loan, the agent administers the loan and has the right to monitor the collateral. The agent is also required to segregate the principal and interest payments received from the borrower and to hold these payments for the benefit of the lenders. The Fund normally looks to the agent to collect and distribute principal of, and interest on, a Senior Loan. Furthermore, the Fund looks to the agent to use normal credit remedies, such as to foreclose on collateral, monitor credit loan covenants, and notify the lenders of any adverse changes in the borrower’s financial condition or declarations of insolvency. At times the Fund may also negotiate with the agent regarding the agent’s exercise of credit remedies under a Senior Loan. The agent is compensated for these services by the borrower as set forth in the loan agreement. Such compensation may take the form of a fee or other amount paid upon the making of the Senior Loan and/or an ongoing fee or other amount.

The loan agreements in connection with Senior Loans set forth the standard of care to be exercised by the agents on behalf of the lenders and usually provide for the termination of the agent’s agency status in the event that it fails to act properly, becomes insolvent, enters FDIC receivership, or if not FDIC insured, enters into bankruptcy or if the agent resigns. In the event an agent is unable to perform its obligations as agent, another lender would generally serve in that capacity.

Additional Information on Loans

Loans in which the Fund invests are typically made to business borrowers to finance leveraged buyouts, recapitalizations, mergers, stock repurchases, and to finance internal growth. Such loans usually include restrictive covenants which must be maintained by the borrower. Such covenants, in addition to the timely payment of interest and principal, may include mandatory prepayment provisions arising from free cash flow and restrictions on dividend payments, and usually state that a borrower must maintain specific minimum financial ratios as well as establishing limits on total debt. A breach of covenant, which is not waived by the agent, is normally an event of acceleration, i.e., the agent has the right to call the loan. In addition, loan covenants may include mandatory prepayment provisions stemming from free cash flow. Free cash flow is cash that is in excess of capital expenditures plus debt service requirements of principal and interest. The free cash flow shall be applied to prepay the loan in an order of maturity described in the loan documents. Under certain interests in loans, the Fund may have an obligation to make additional loans upon demand by the borrower. The Fund intends to ensure its ability to satisfy such demands by segregating sufficient assets in high quality short-term liquid investments or borrowing to cover such obligations.

The Fund believes that the principal credit risk associated with acquiring loans from another lender is the credit risk associated with the borrower of the underlying loan. The Fund may incur additional credit risk when the Fund acquires a participation in a loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the loan was acquired. However, in acquiring loans, the Fund conducts an analysis and evaluation of the financial condition of each such lender. In this regard, if the lenders have a long-term debt rating, the long-term debt of all such participants is rated “BBB-” or better by S&P or “Baa3” or better by Moody’s, or has received a comparable rating by another NRSRO. In the absence of rated long-term debt, the lenders or, with respect to a bank, the holding company of such lenders have commercial paper outstanding which is rated at least “A-1” by S&P or “P-1” by Moody’s. In the absence of such rated long-term debt or rated commercial paper, the Fund may acquire participations in loans from lenders whose long-term debt and commercial paper is of comparable quality to the foregoing rating standards as determined by the adviser under the supervision of the Trustees. The Fund also diversifies its portfolio with respect to lenders from which the Fund acquires loans. (See “Investment Restrictions.”)

Loans, unlike certain bonds, usually do not have call protection. This means that investments comprising the Fund’s portfolio, while having a stated one to ten-year term, may be prepaid, often without penalty. The Fund generally holds loans to maturity unless it has become necessary to sell them to satisfy any shareholder repurchase offers or to adjust the Fund’s portfolio in accordance with the adviser’s or sub-adviser’s view of current or expected economic or specific industry or borrower conditions.

Loans frequently require full or partial prepayment of a loan when there are asset sales or a securities issuance. Prepayments on loans may also be made by the borrower at its election. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a loan to be shorter than its stated maturity. Prepayment may be deferred by the Fund. This should; however, allow the Fund to reinvest in a new loan and recognize as income any unamortized loan fees. In many cases this will result in a new facility fee payable to the Fund.

Because interest rates paid on these loans fluctuate periodically with the market, it is expected that the prepayment and a subsequent purchase of a new loan by the Fund will not have a material adverse impact on the yield of the portfolio. (See “Portfolio Transactions.”)

Under a loan, the borrower generally must pledge as collateral, assets which may include one or more of the following: cash, accounts receivable, inventory, property, plant and equipment, both common and preferred stocks in its subsidiaries, trademarks, copyrights, patent rights and franchise value. The Fund may also receive guarantees as a form of collateral. In some instances, a loan may be secured only by stock in a borrower or its affiliates. However, there is no assurance that the borrower would provide additional collateral, that the liquidation of the existing collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal, or that such collateral could be readily liquidated.

The Fund may be required to pay and receive various fees and commissions in the process of purchasing, selling, and holding loans. The fee component may include any, or a combination of, the following elements: arrangement fees, non-use fees, facility fees, letter of credit fees, and ticking fees. Arrangement fees are paid at the commencement of a loan as compensation for the initiation of the transaction. A non-use fee is paid based upon the amount committed but not used under the loan. Facility fees are on-going annual fees paid in connection with a loan. Letter of credit fees are paid if a loan involves a letter of credit. Ticking fees are paid from the initial commitment indication until loan closing if for an extended period. The amount of fees is negotiated at the time of closing.

Mortgage-Related Securities

Mortgage-related securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property. Mortgage-related securities include CMOs, REMICS, and federal mortgage-related securities including obligations issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Association (“FHLMC”). These instruments might be considered derivatives. The primary risk of these instruments is the risk that their value will change with changes in interest rates and prepayment risk. (See, “U.S. Government Securities” below.)

One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a “pass-through” of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred.

“Pass-through” certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment. A major governmental guarantor of pass-through certificates is GNMA. GNMA guarantees, with the full faith and credit of the U.S. government, the timely payments of principal and interest on securities issues by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages). Other government guarantors (but not backed by the full faith and credit of the U.S. government) include FNMA and FHLMC. FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

The prices of high coupon U.S. government agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.

Certain Funds may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the adviser or sub-adviser may, consistent with the Fund’s investment objectives, policies and restrictions, consider making investments in such new types of securities. Other types of mortgage-related securities in which some Funds may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer CMOs. Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity.

Adjustable Rate Mortgage Securities (“ARMS”)

ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month LIBOR, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by the FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Collateralized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”

A CMO is a hybrid between a mortgage-related bond and a mortgage pass through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLC”), or the Federal National Mortgage Association (“FNMA”), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple portfolios (e.g., A, B, C, and Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C and Z. The Fund’s A, B, and C Bonds all bear current interest. Interest on the Fund’s Z Bond is accrued and added to the principal; a like amount is paid as principal on the Fund’s A, B, and C Bonds currently being paid off. When the Fund’s A, B, and C Bonds are paid in full, interest and principal on the Fund’s Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators.

REMICs are investment vehicles that hold commercial and residential mortgages in trust and issue securities representing an undivided interest in these mortgages. A REMIC assembles mortgages into pools and issues pass-through certificates, multiclass bonds similar to a collateralized mortgage obligation (CMO), or other securities to investors in the secondary mortgage market. Mortgage-backed securities issued through a REMIC can be debt financings of the issuer or a sale of assets. Legal form is irrelevant to REMICs: trusts, corporations, and partnerships may all elect to have REMIC status, and even pools of assets that are not legal entities may qualify as REMICs.

CMOs and REMICs are typically structured as “pass-through” securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government, such as GNMA, or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter their cash flows.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Fund might be converted to cash, and the Fund could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

Government National Mortgage Association (“GNMA”) Certificates

GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks, and savings and loan associations and are either insured by the Federal Housing Administration (“FHA”) or Farmers’ Home Administration (“FMHA”) or guaranteed by the Veterans Administration (“VA”). A GNMA Certificate represents an interest in a specific pool of such mortgages, which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the U.S. government. GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. “Modified pass through” type GNMA Certificates entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers’ and GNMA fees), whether or not the mortgagor has made such payment.

GNMA Certificates are created by an “issuer,” which is an FHA approved mortgage banker who also meets criteria imposed by GNMA. The issuer assembles a pool of FHA, FMHA, or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA Certificate, but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type, and accordingly the generally accepted practice has developed to treat GNMA Certificates as 30-year securities, which prepay fully in the 12th year.

GNMA Certificates bear a nominal “coupon rate” which represents the effective FHA-VA mortgage rate at the time of issuance, less 0.5%, which constitutes the GNMA and issuer’s fees. For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages, and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer’s fees. The actual yield to be earned by a holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions, which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates. Because of the variation in the life of the pools of mortgages which back various GNMA Certificates, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from the Fund of GNMA Certificates, such as that in which the Fund is invested, will differ significantly from the yield estimated by using an assumption of a 12-year life for each GNMA Certificate included in such the Fund as described.

The actual rate of prepayment for any GNMA Certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary-market trading of outstanding GNMA Certificates tends to be concentrated in issues bearing the current coupon rate.

Construction loan securities are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated, and project loan securities are issued. It is the Fund’s policy to record these GNMA Certificates on trade date, and to segregate assets to cover its commitments on trade date as well.

GNMA Certificates may at times be purchased or sold on a delayed-delivery basis or on a when-issued basis. These transactions arise when GNMA Certificates are purchased or sold by GNMA Income Fund with payment and delivery taking place in the future, in order to secure what is considered to be an advantageous price and yield to the Fund. No payment is made until delivery is due, often a month or more after the purchase. The settlement date on such transactions will take place no more than 120 days from the trade date. When the Fund engages in when-issued and delayed-delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. While when-issued GNMA Certificates may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a GNMA Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV. The Fund does not believe that its NAV or income will be adversely affected by its purchase of GNMA Certificates on a when-issued basis. The Fund may invest in when-issued securities without other conditions. Such securities either will mature or be sold on or about the settlement date. The Fund may earn interest on such account or securities for the benefit of shareholders.

Interest/Principal Only Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing.

SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the adviser or a sub-adviser under guidelines and standards established by the Board. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.

Subordinated Mortgage Securities in which the Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The adviser or sub-adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Fund seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the adviser or sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The adviser or sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Risks of Investing In Mortgage-Related Securities

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. Many mortgage-related securities are designed to allocate risk from pools of their underlying assets. However, such risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of mortgage-related securities may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value the mortgage-related securities because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government, or private guarantees, and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, SMBS are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the IO class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. The Fund could fail to fully recover its initial investment in a CMO residual or a SMBS.

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Some of these mortgage-related securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings. The value of these instruments may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of concerns about their transparency. These instruments may not be liquid.

Municipal Securities

Municipal securities are debt obligations issued by state and local government, territories and possessions of the United States, regional government authorities, and their agencies and instrumentalities (“municipal securities”). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, these obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water, and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Insured municipal debt may also be purchased, in which scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

Industrial Development and Pollution Control Bonds

These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Moral Obligation Securities

Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality, which created the issuer.

Municipal Lease Obligations

These are lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Fund may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

The Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one NRSRO; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the adviser or sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Risk of Municipal Securities

Municipal bonds share the attributes of fixed-income securities in general and are subject to market and credit risk. Generally, prices of higher quality issuers tend to fluctuate less with changes in market interest rates than prices of lower quality issuers, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Short-Term Municipal Obligations

These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Short-Term Investments

The Fund may invest in commercial paper; short-term notes; and banking and savings industry obligations including certificates of deposit, bankers’ acceptances, and fixed-time deposits. The Fund will not invest in obligations issued by a bank unless: (i) the bank is a U.S. bank and a member of the FDIC; and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Fund’s investment is limited to the FDIC-insured amount of $250,000. The certificates of deposit (interest-bearing deposits) in which the Fund may invest are issued by savings banks or savings and loan associations that have capital, surplus, and undivided profits in excess of $100 million based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government. The Fund may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-l” or “Prime-2” by Moody’s, or similarly rated by another NRSRO or, if unrated, will be determined by the adviser or sub-adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s or a comparable rating agency.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.

The Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans, which may be made, and interest rates, which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions and exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Fixed-time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and is treated by the Fund as debt investment. Generally, trust-preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. These dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust-preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the portfolio manager will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Fund.

U.S. Government Securities

U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes, and bonds. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in interest rate, the lengths of maturity, and the dates of issuance. U.S. government securities also include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA, and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself if the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FNMA’s and FHLMC’s assets and property and to put FNMA and FHLMC in a sound and solvent condition. The U.S. Treasury has made a commitment of indefinite duration to maintain the positive net worth of FNMA and FHLMC in exchange for senior preferred stock and warrants for common stock of the entities. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury’s initiative will be successful.

Zero-Coupon Bonds and Pay-In-Kind Securities

Zero-coupon bonds, or deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero-coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero-coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero-coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities. The Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Fund until the cash payment date or the securities mature. Under certain circumstances, the Fund could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

The risks associated with lower rated debt securities apply to these securities. Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

Risks of Investing in Debt Securities

There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short-, intermediate-, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.

Debt obligations that are deemed investment-grade carry a rating of at least Baa from Moody’s or BBB from S&P, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher-rated bonds.

DERIVATIVES

Generally, derivatives can be characterized as financial instruments whose value is derived, at least in part, from the value of an underlying asset or assets. Types of derivatives include, but are not limited to options, futures contracts, options on futures, forward contracts, swaps, and warrants. Derivative instruments may be used for a variety of reasons, including enhancing returns, hedging against certain market risks, or providing a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the Fund as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Fund will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the adviser or sub-adviser to forecast interest rates and other economic factors correctly. If the sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. The Fund might not employ any of the strategies described, and no assurance can be given that any strategy used will succeed. If the sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell the Fund security at a time that otherwise would be favorable or the possible need to sell the Fund security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

The Fund has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore are not subject to registration or regulation as a CPO. There can be no assurance that the use of derivative instruments will benefit the Fund.

Exchange-Traded Options

Exchange-traded options generally have a continuous liquid market while over-the-counter options may not. Consequently, the Fund can realize the value of an over-the-counter option it has purchased only by exercising or reselling the option to the issuing dealer. In the event of insolvency of the other party, the Fund may be unable to liquidate an over-the-counter option.

Forward Currency Contracts

Forward currency contracts are entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Futures Contracts and Options on Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Futures contracts and options on futures contracts include such contracts or options with respect to, but not limited to, interest rates, commodities, and security or commodity indices. To the extent that the Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

The Fund may purchase and write call and put futures options, as specified for that Fund in this SAI or the Prospectuses. Futures options possess many of the same characteristics as options on securities and indices (discussed below). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency, or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indices as well as financial instruments and foreign currencies including: the S&P 500® Index; the S&P MidCap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; and the Canadian and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

Limitations on Use of Futures and Futures Options

In general, the Fund intends to enter into positions in futures contracts and related options only for “bona fide hedging” purposes as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund’s securities or the price of the securities, which the Fund intends to purchase. The Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund’s exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The Fund will only enter into futures contracts and futures options, which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Fund will mark-to-market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, the Fund with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund’s obligations under the futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio, and may require liquidation of Fund positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund’s portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund’s portfolios such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectuses.

The requirements for qualification as a registered investment company (“RIC”) also may limit the extent to which the Fund may enter into futures, futures options, or forward contracts.

Risks Associated with Futures and Futures Options

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Future exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holder of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Options

The Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed-income or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

The Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is: (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board. A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid the sub-adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is: (i) equal to or greater than the exercise price of the put written; or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund may well sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A covered straddle consists of a call and a put written the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Foreign Currency Options

Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies or foreign currencies. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives that purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Over-the-Counter (“OTC”) Options

The staff of the SEC has taken the position that purchased OTC Options and the assets used as cover for written OTC Options are illiquid securities. The Fund will write OTC Options only with U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System (“dealers”). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the dealers with which it may enter into OTC Options contracts and those standards, as modified from time to time, will be implemented and monitored by the adviser or sub-adviser. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is “in-the-money.” The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” “Strike price” refers to the price at which an option will be exercised. “Cover assets” refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”). Although each agreement will provide that the Fund’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC Options contract than the Fund would pay to close out a similar exchange-traded option.

Stock Index Options

Stock index options include put and call options with respect to the S&P 500® Index and other stock indices. These may be purchased as a hedge against changes in the values of Fund securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index depends on the adviser’s or sub-adviser’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options, which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund purchases put or call options only with respect to an index which the adviser or sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Risks Associated with Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal, and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements.

Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, and credit and event-linked swaps.

To the extent the Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The Fund may also enter into options on swap agreements (“swap options”).

The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Fund’s investment objectives and general investment policies, certain of the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

The Fund may enter into credit swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed-rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund that may engage in swaps may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.

Whether the Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Code may limit the Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (“CFTC”). To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (1) have individually tailored terms; (2) lack exchange-style offset and the use of a clearing organization or margin system; (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.

Warrants

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Other Derivatives

Index-, Currency- and Equity-Linked Securities

“Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500® Index or a weighted index of commodity futures such as crude oil, gasoline, and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index- and currency-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the adviser or sub-adviser. Markets, underlying securities and indices may move in a direction that was not anticipated by the adviser or sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid. (See, “Illiquid Securities” below.)

Structured Notes

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the sub-adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

Synthetic Convertible Securities

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by a NRSRO, and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

FOREIGN/EMERGING MARKET AND DEBT INVESTMENTS

Securities of foreign issuers traded outside of the United States have certain common characteristics and risks. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the realized appreciation or depreciation of investments so far a U.S. investors are concerned. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Although the Fund will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or the sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Fund on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the Fund with an investment objective of long-term capital appreciation because any income earned by the Fund should be considered incidental.

The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Depositary Receipts

Securities of foreign issuers may take the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities and are typically designed for U.S. investors and held either in physical form or in book entry form. EDRs are receipts issued by a European financial institution evidencing a similar arrangement but may be listed and traded on a European exchange as well as in the United States. Typically these securities are traded on the Luxembourg exchange in Europe. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as EuroClear Bank and other foreign depositaries.

Eurodollar Convertible Securities

Eurodollar convertible securities are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange (“NYSE”) or the AMEX or convertible into publicly-traded common stock of U.S. companies. Each Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities, which are not listed, or represented by ADRs listed, on such exchanges. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers and may carry the same risks as investing in foreign securities.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing, and financial reporting standards, practices, and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Exchange Transactions

Because the Fund that invests in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may also buy or sell foreign currencies and options denominated in such currencies. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another — for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean won — at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions for forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund’s portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management’s need to protect the status of the Fund as a RIC under the Code.

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

International Debt Securities

International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, each Fund will consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries, and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in each Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. The Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of each Fund’s investment income may be received or realized in foreign currencies, each Fund will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933 (“1933 Act”), the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934 (“1934 Act”), as amended. The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Restrictions on Foreign Investments – Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund that invests in such countries. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital, or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 15% of the Fund’s net assets may be comprised, in the aggregate, of assets that are subject to material legal restrictions on repatriation; or, for all Funds, invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict the Fund’s investments in certain foreign banks and other financial institutions.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which these Funds may invest may be rated below investment-grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities.

Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay, and Venezuela, and may be issued by other emerging countries.

Supranational Agencies

Supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is an organization of European countries engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Risks of Investing in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

Market Characteristics Settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of the Fund’s positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions, and exchange control regulations.

Taxes. The interest payable on certain of the Fund’s foreign Fund securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders.

Costs. The expense ratios of the Fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectuses, depending on the adviser’s or the sub-adviser’s assessment of prevailing market, economic, and other conditions.

Other Investment Practices and Risks

Borrowing

The Fund may borrow from banks only if immediately after such borrowing, the value of the Fund’s assets, including the amount borrowed less its liabilities is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint.

When the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. Borrowing may be done for any purpose permitted by the 1940 Act or as permitted by a fund’s investment policies and restrictions.

Repurchase Agreements

Repurchase agreements may be considered to be loans by the Fund for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers, and banks, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying Fund security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. To mitigate this risk, each Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors’ rights against the counterparty under applicable insolvency law in the event of the counterparty’s insolvency.

Reverse Repurchase Agreements and Dollar Roll Transactions

Reverse repurchase agreement transactions involve the sale of U.S. government securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. This process involves the lending of specific securities to pre-approved counterparties, broker-dealers, and the receipt of cash in return for a set period of time – thirty to sixty days is generally the term of any transaction. By convention, 102% worth of securities is placed as collateral with the counterparty; however, that is negotiable and may vary depending on the type of collateral employed. More volatile securities may require higher collateral. The Fund may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other Fund investments during unfavorable market conditions or when dollar roll transactions become uneconomic. Reverse repurchase agreements alleviate the need to liquidate the short-term assets associated with the proceeds of dollar roll transactions. The liquidation of carefully tailored short-term securities component of the Fund is not cost-effective for shareholders; moreover, the reconstruction of that short-term component at a later date is also not cost-effective. At the time it enters into a reverse repurchase agreement, the Fund may place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund’s total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient Fund holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint. However, the Fund may segregate its assets to cover the commitment under a reverse repurchase agreement, dollar roll transaction, or any other transactions that may five rise to “senior security,” as defined by the 1940 Act; as a result, the Fund will not be subject to the 300% asset coverage requirement. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of Fund securities or the Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance Fund returns and manage prepayment risks certain Funds may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the Fund to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon, and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When the Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

Whether a reverse repurchase agreement or dollar roll transaction produces a gain for the Fund depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then the Fund’s NAV will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar roll transactions, as leveraging techniques, may increase the Fund’s yield in the manner described above; however, such transactions also increase the Fund’s risk to capital and may result in a shareholder’s loss of principal.

Restricted Securities, Illiquid Securities, and Liquidity Requirements

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. Its illiquidity might prevent the sale of such a security at a time when the adviser or a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition.

Because of the nature of these securities, a considerable period of time may elapse between the Fund’s decision to dispose of these securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A under the 1933 Act (“Rule 144A securities”)) may be negotiated at the time such securities are purchased by the Fund. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Fund would be permitted to sell them. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Fund in good faith pursuant to procedures adopted by the Fund.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Fund’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Rule 2a-7 under the 1940 Act has certain liquidity requirements which are applicable to the Fund. The Fund is required to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Fund’s obligations under the 1940 Act and any commitments the Fund  has made to shareholders; provided, however, that: (i) the Fund may not acquire any illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities; (ii) the Fund may not acquire any security other than cash, direct obligations of the U.S. government, or securities that will mature or are subject to a demand feature that is exercisable and payable within one (1) business day (“Daily Liquid Assets”) if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets; and (iii) the Fund shall not acquire any security other than cash, direct obligations of the U.S. government, certain government securities that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity date of 60 days or less, or securities that will mature or are subject to a demand feature that is exercisable and payable within five (5) business days (“Weekly Liquid Assets”) if, immediately after the acquisition, the Fund would have invested less than 30% of their total assets in Weekly Liquid Assets.

Securities Lending

In order to generate additional income, each Fund may lend Fund securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities. No lending may be made with any companies affiliated with the adviser. These loans earn income for the Fund and are collateralized by cash, securities, or letters of credit. The Fund might experience a loss if the financial institution defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time Fund securities are on loan, the borrower pays the Fund any interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending Fund securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Fund could incur losses in connection with the investment of such collateral. During the term of a loan, the borrower has the right to vote the loaned securities; however, the Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

Short Sales

The Fund may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales “against the box”) and short sales of securities which they do not own or have the right to acquire.

In a short sale that is not “against the box,” the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest, which accrues during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by the Fund that are not made “against the box” create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell Fund securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If the Fund makes a short sale “against the box,” the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its Fund that are convertible into the securities sold short.

The Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when adviser or sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, each Trust’s Board has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund’s total assets, taken at market value.

The extent to which the Fund may enter into short sales transactions may be limited by the Code requirements for qualification of the Fund as a RIC.

To Be Announced (“TBA”) Sale Commitments

TBA sale commitments are sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. The Fund will enter into TBA sale commitments to hedge its Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

When-Issued Securities and Delayed-Delivery Transactions

In order to secure prices or yields deemed advantageous at the time certain Funds may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. Certain Funds may also enter into forward commitments. The Fund will enter into a when-issued transaction for the purpose of acquiring Fund securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. Each Fund will establish a segregated account with the custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked-to-market” daily. Each Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, the Fund may realize a capital gain or loss. When the Fund engages in when-issued, forward commitment, and delayed-delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

When the time comes to pay for the securities acquired on a delayed-delivery basis, the Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation). Depending on market conditions, the Fund could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

Interest Rates and Portfolio Maturity – Floating Rate Fund

Interest rates on loans in which the Fund invests adjust periodically. The interest rates are adjusted based on a base rate plus a premium or spread over the base rate. The base rate usually is the LIBOR, the federal funds rate, the prime rate, or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits. The adviser and sub-adviser believe that changes in short-term LIBOR rates are closely related to changes in the Federal Reserve federal funds rate, although the two are not technically linked. The prime rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to its most creditworthy borrowers, although it may not be the bank’s lowest available rate.

Loans in which the Fund invests typically have multiple reset periods at the same time with each reset period applicable to a designated portion of the loan. The maximum duration of an interest rate reset on any loan in which the Fund may invest is one year. Although the Fund has no restrictions on investment maturity, normally at least 80% of its portfolio will be invested in assets with remaining maturities of ten years or less. The Fund’s portfolio of loans will ordinarily have a dollar-weighted average time until the next interest rate adjustment of 90 days or less, although the time may exceed 90 days. The Fund may find it possible and appropriate to use interest rate swaps and other investment practices to shorten the effective interest rate adjustment period of loans. If the Fund does so, it will consider the shortened period to be the adjustment period of the loan. As short-term interest rates rise, interest payable to the Fund should increase. As short-term interest rates decline, interest payable to the Fund should decrease. The amount of time that will pass before the Fund experiences the effects of changing short-term interest rates will depend on the dollar-weighted average time until the next interest rate adjustment on the Fund’s portfolio of loans.

Loans usually have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of a loan may be considerably less than its stated maturity. If a loan is prepaid, the Fund will have to reinvest the proceeds in other loans or securities, which may have a lower fixed spread over its base rate. In such a case, the amount of interest paid to the Fund would likely decrease.

In the event of a change in the benchmark interest rate on a loan, the rate payable to lenders under the loan will, in turn, change at the next scheduled reset date. If the benchmark rate goes up, the Fund as lender would earn interest at a higher rate, but only on and after the reset date. If the benchmark rate goes down, the Fund as lender would earn interest at a lower rate, but only on and after the reset date.

During normal market conditions, changes in market interest rates will affect the Fund in certain ways. The principal effect will be that the yield on the Fund’s shares will tend to rise or fall as market interest rates rise and fall. This is because almost all of the assets in which the Fund invests pay interest at rates which float in response to changes in market rates. However, because the interest rates on the Fund’s assets reset over time, there will be an imperfect correlation between changes in market rates and changes to rates on the portfolio as a whole. This means that changes to the rate of interest paid on the portfolio as a whole, will tend to lag behind changes in market rates.

Market interest rate changes may also cause the Fund’s NAV to experience moderate volatility. This is because the value of a loan asset in the Fund is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular loan given its individual credit and other characteristics. If market interest rates change, a loan’s value could be affected to the extent the interest rate paid on that loan does not reset at the same time. As discussed above, the rates of interest paid on the loans in which the Fund invests have a weighted average reset period that typically is less than 90 days. Therefore, the impact of the lag between a change in market interest rates and the change in the overall rate on the portfolio is expected to be minimal.

Finally, to the extent that changes in market rates of interest are reflected, not in a change to a base rate such as LIBOR, but in a change in the spread over the base rate which is payable on loans of the type and quality in which the Fund invests, the Fund’s NAV could be adversely affected. Again, this is because the value of a loan asset in the Fund is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular loan given its individual credit and other characteristics. However, unlike changes in market rates of interest for which there is only a temporary lag before the portfolio reflects those changes, changes in a loan’s value based on changes in the market spread on loans in the Fund’s portfolio may be of longer duration.

Fundamental Investment Limitations

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities of the Fund,” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.

Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;

2.

Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3.

Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities);

4.

Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate or real estate acquired as a result of such investments. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5.

Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);

6.

Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

7.

Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

The following lists the non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board of Trustees, but the change will only be effective after notice is given to shareholders of the Fund.

The Fund may not:

1.

Invest in securities of other investment companies except as permitted under the 1940 Act or the rules thereunder; or

2.

Invest 15% or more of the value of its net assets, computed at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing and illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

Management of the Fund

Board of Trustees

The management and affairs of the Fund are supervised by the Board of Trustees. The Board of Trustees consists of five individuals, four (4) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Advisor (“Independent Trustees”). The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Board Leadership Structure

The Trust is led by Mr. Brian Nielsen, who has served as the Chairman of the Board since 2011. Mr. Nielsen is an interested person by virtue of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor). The Board of Trustees is comprised of Mr. Nielsen and four (4) Independent Trustees.  Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, the Independent Lead Trustee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its funds and each shareholder.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Nielsen and four (4) Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Nielsen has over 10 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. From 1994 through 2010, Thomas Sarkany held various roles at Value Line, Inc. (a publicly held company providing financial research, publications and money management services to retail and institutional investors), including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. Anthony Lewis has been Chairman and CEO of The Lewis Group USA, an executive consulting firm, for the past ten years, and also serves as a Director, the Chairman of the Compensation Committee, and a Member of the Audit Committee of Torotel Inc. Keith Rhoades served as the Director then Senior Director of General Ledger/Financial Research for Union Pacific Railroad, and Randy Skalla has served as the President of L5 Enterprises, Inc. since 2001 and is a member of the Orizon Investment Counsel Board. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Board of Trustees has established four standing committees – the Audit Committee, the Compensation Committee, the Nominating Committee and the Valuation Committee. All Independent Trustees are members of the Audit Committee and the Nominating Committee. Inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth above. The Board of Trustees reviews its leadership structure regularly. The Board of Trustees believes that the structure described above facilitates the orderly and efficient flow of information to the Trustees from the officers of the Trust, the advisers of the funds that comprise the Trust and other service providers, and facilitates the effective evaluation of the risks and other issues, including conflicts of interest, that may impact the Trust as a whole as well as the funds individually. The Board of Trustees believes that the orderly and efficient flow of information and the ability of the Board of Trustees to bring each Trustee’s experience and skills to bear in overseeing the Trust’s operations is important given the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds. For these reasons, the Board of Trustees believes that its leadership structure is appropriate.

The Board of Trustees’ role is one of oversight rather than day-to-day management of any of the Trust’s underlying funds. The Trust’s Audit Committee assists with this oversight function. The Board of Trustees’ oversight extends to the Trust’s risk management processes. Those processes are overseen by Trust officers, including the President, the Treasurer, the Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

Investment advisers managing the Trust’s underlying funds report to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Trust’s underlying funds. These investment advisers report to the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Trust’s underlying funds.

The Board of Trustees has appointed the CCO, who reports directly to the Board of Trustees and who participates in its regular meetings. In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures. The CCO, together with the Trust’s Treasurer and Secretary, regularly discusses risk issues affecting the Trust and its underlying funds during Board of Trustee meetings. The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event that any material risk issues arise in between Board meetings.

Trustees and Officers

The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past 5 Years
Thomas T. Sarkany Year of Birth: 1946	Trustee since October 2011	Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	21	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors
Anthony H. Lewis Year of Birth: 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	21	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (magnet manufacturer)
Keith Rhoades Year of Birth: 1948	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	21
Randy Skalla Year of Birth: 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	21	Orizon Investment Counsel (financial services company) Board Member

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past 5 Years
Brian Nielsen** Year of Birth: 1972	Trustee Since May 2011

Assistant Secretary to Northern Lights Fund Trust since 2011; Director and Secretary of Constellation Trust Company since 2004; Assistant Secretary of Gemcom, LLC (financial printer) since 2004; Assistant Secretary and Manager of Northern Lights Compliance Services, LLC since 2004; Secretary and Chief Legal Officer of AdvisorOne Funds since 2003; Assistant Secretary of Gemini Fund Services, LLC (since 2003); General Counsel, Manager, President and Secretary of Northern Lights Distributors, LLC (mutual fund distributor) since 2003; General Counsel and Secretary of NorthStar Financial Services Group, LLC since 2003; General Counsel and Secretary of CLS Investments, LLC (investment advisor) since 2001; General Counsel and Secretary of Orion Advisor Services, LLC (RIA services company) (transportation development and consulting company) since 2001.

21
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Year of Birth: 1969	President Since May 2011

President and Manager, Gemini Fund Services, LLC since 2006, formerly Senior Vice President and Director of Administration from 2001 to 2005; formerly Manager, Northern Lights Compliance Services, LLC from 2006 to 2008; Manager since 2006 and President since 2004, GemCom LLC.

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Year of Birth: 1976	Secretary Since May 2011

Vice-President, Gemini Fund Services, LLC since 2011; Director of Legal Administration, Gemini Fund Services, LLC since 2009; Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Year of Birth: 1969	Treasurer Since May 2011

Director of Fund Administration, Gemini Fund Services, LLC since 2006; Vice President, Fund Administration, Gemini Fund Services, LLC from 2004 to 2006; Vice-President, GemCom, LLC since 2004; Senior Fund Administrator, Gemini Fund Services, LLC 2001-2004.

			N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Year of Birth: 1969	Assistant Treasurer Since May 2011	Vice President from 2004 to Present; Senior Fund Administrator from 1999 to 2004, Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Year of Birth: 1968	Assistant Treasurer Since May 2011	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, from 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Year of Birth: 1977	Assistant Treasurer Since May 2011	Manager of Fund Administration, Gemini Fund Services, LLC since 2008; Senior Fund Administrator, Gemini Fund Services, LLC from 2005 to 2008.	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Year of Birth: 1972	Assistant Treasurer Since May 2011

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC since 2010, Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (financial service company) from 2003 to 2010.

			N/A	N/A
Emile Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Year of Birth: 1962	Chief Compliance Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC since 2003; In-house Counsel, The Dreyfus Funds from 1999 to 2003.

			N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

Board Committees

Audit Committee. The Trust has an Audit Committee, which is comprised of the independent members of the Board of Trustees. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Fund’s independent auditor concerning the scope of the audit and the auditor’s independence and will meet at least four times annually.

Nominating Committee. The Trust has a Nominating Committee, which is comprised of the independent members of the Board of Trustees. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. The Nominating Committee generally will not consider shareholder nominees.

Valuation Committee. The Trust has a Valuation Committee. The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board. The Valuation Committee is currently comprised of Kevin Wolf, Emile Molineaux and Andrew Rogers. The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.

Trustee Compensation

Each Trustee who is not an interested person of the Trust or Advisor will receive a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The Trust does not have a bonus, profit sharing, pension or retirement plan.  The aggregate amount of compensation that will be paid to each Board member by the Trust for the fiscal year ending February 28, 2013 for all funds comprising the Trust is estimated to be as follows:

Name	Aggregate Compensation From Trust ** (estimate)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust Paid to Trustees (estimate)
Thomas T. Sarkany	$8,000	None	None	$8,000
Anthony Lewis	$8,000	None	None	$8,000
Keith Rhoades	$8,000	None	None	$8,000
Randy Skalla	$8,000	None	None	$8,000
Brian Nielsen*	$0	None	None	$0

_______________

*This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant), Northern Lights Distributors, LLC (the Fund’s Distributor) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

**This amount is estimated based upon the arrangements entered into between the Trust and each of the Trustees that is not an “interested person.” There are currently multiple series comprising the Trust.  Trustees’ fees will be allocated equally to each Fund in the Trust.

Trustee Ownership

Because there were no shares outstanding as of the date of this SAI, the Trustees and officers, as a group, owned 0% of the Fund’s outstanding shares.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of the date of this SAI, there were no principal or control shareholders as there were no shares of the Fund outstanding:

Investment Advisor

As stated in the Prospectus, investment advisory services are provided to the Fund by Princeton Advisory Group, Inc., located at 4428 Route 27, Building C, Unit 1, Kingston, New Jersey 08528, pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Subject to such policies as the Board of Trustees may determine, the Advisor is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund’s investments.

Under the Advisory Agreement, the Advisor, under the supervision of the Board, agrees (directly or through a sub-adviser) to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Advisor. The Advisor shall act as the investment advisor to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold or retained  by the Fund, and implement those decisions, including the selection of entities with or through which such purchases or sales are to be effected; provided, that the Advisor (directly or through a sub-adviser) will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Advisor with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Advisor also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Advisor, and all personnel of the Fund or the Advisor performing services relating to research, statistical and investment activities. The Advisory Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on October 28, 2011 ..

In addition, the Advisor, directly subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the Fund. These services include providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The following table sets forth the annual management fee rate payable by the Fund to the Advisor pursuant to the Advisory Agreement, expressed as a percentage of the Fund’s average daily net assets:

Fund	Total Management Fee
Princeton Credit Income Fund	1.00%

The fee is computed daily and payable monthly. The Advisor has agreed contractually to waive its management fee and to reimburse operating expenses (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund fees and expenses, borrowing costs, taxes and extraordinary expenses) at least until March 31, 2013, such that net annual fund operating expenses of the Fund do not exceed the percentages in the table below. Waiver/reimbursement is subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Advisor in any fiscal quarter unless the Trust’s Board of Trustees has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and increase its performance.

Fund	Expense Cap
Princeton Credit Income Fund (Class A Shares)	1.65%
Princeton Credit Income Fund (Class C Shares)	2.40%
Princeton Credit Income Fund (Class I Shares)	1.40%

Expenses not expressly assumed by the Advisor under the Advisory Agreement are paid by the Fund. Under the terms of the Advisory Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Advisor, (b) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Distributor (as defined under the section entitled “The Distributor”) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of share certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Advisor) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

The Advisory Agreement will continue in effect for two years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Advisor, or by holders of a majority of that Fund’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

Portfolio Manager

The following section provides information regarding the Portfolio Manager, other accounts managed by the Portfolio Manager, compensation, material conflicts of interests, and any ownership of securities in the Fund.

Munish Sood, CFA, Chief Executive Officer & Chief Investment Officer

Munish Sood is the founder of Princeton Advisory Group, Inc. and serves as Chief Executive Officer of the firm. The firm was founded in 2002 to provide investment management services to High New Worth and global institutional clients across multiple investment strategies. He is actively involved in all aspects of the firm and manages all the investment activity at the firm. The firm currently manages in excess of $ 1 ..5 billion USD. He is also founder of Cross Point Capital, LLC a registered broker dealer in the U.S. which specializes in trading securities and raising capital for institutional clients. Prior to forming Princeton Advisory Group, Inc., Mr. Sood co-founded BoTree Investments, LLC, in 2001 where he was the Chief Investment Officer. Mr. Sood was responsible for managing and investing in structured products and overseeing all investment activity in BoTree Asset Management, LLC. Prior to BoTree, Mr. Sood was the Senior Portfolio Manager at Global Value Investors, Inc. from January 1999 to April 2001. Prior to Global Value Investors, Inc., Mr. Sood was a Senior Analyst/Trader at Penn Capital Management, Inc. From 1996 to 1998 he was an associate at Bankers Trust focusing on fixed income arbitrage. Mr. Sood received a Bachelor of Science in Finance & Accounting from Rider University. He holds a Chartered Financial Analyst designation and is a member of the Investment Analyst Society of New York and the CFA Institute. Mr. Sood is a founder of First Choice Bank in Lawrenceville, NJ and currently serves as the Chairman of the Board.

Paul Malecki, Senior Portfolio Manager

Paul Malecki is a Principal of Princeton Advisory Group and is the Senior Portfolio Manager responsible for formation and oversight of the firm’s credit sector, including bank loan and high yield debt. With over 28 years finance experience, Mr. Malecki has been involved in financing leveraged and high yield transactions and portfolio management for 25 years of his career. He has diverse experience in this area, including transaction structuring, underwriting, acquisition advisory, investing in leveraged loan and equity funds, direct lending, trading, and portfolio risk management. Prior to joining Princeton in 2005, Mr. Malecki spent 11 years as a Vice President and Manager of the high yield bank loan business at Bank of Tokyo-Mitsubishi where he was instrumental in the restructuring and product expansion of this Group. Since 1996, mainly under his guidance, high yield bank loans were increased almost fourfold (peaking at $2.4 billion) while also achieving targeted returns with significantly lower defaults and higher recovery rates as compared to the market. He brings the experience of operating as a disciplined portfolio manager through several economic cycles and evolving high yield and bank loan markets. Additionally, he is a proven business and team builder capable of executing new business plans. Mr. Malecki started his career and was formally credit trained at First National State Bank of New Jersey, and subsequently worked at major international banks, including Barclays Bank PLC, Westpac Banking Corporation and Bank of Tokyo-Mitsubishi. He received a Masters of Business Administration from Fairleigh Dickinson University and a BA in Business Management from Saint Peter’s College where he was inducted into the Athletic Hall of Fame.

Troy Isaksen, Portfolio Manager

Mr. Isaksen joined Princeton Advisory Group in 2007 as a senior credit analyst responsible for analyzing, recommending and managing senior secured bank loans within the telecommunications, media, technology, insurance and specialty finance industries. He has more than fifteen years of experience in corporate and middle market debt financing involving all aspects of due diligence, credit analysis and documentation of leveraged loans, in addition to the workout and restructuring experience. Mr. Isaksen previously worked for seven years at The CIT Group, where he was responsible for account management and credit and risk analysis for over $230 million in assets of primarily middle market companies. He began his career and was formally credit trained at Summit Bank. Mr. Isaksen received a BS in Finance/Investments with a concentration in Quantitative Methods from Babson College.

Other Accounts Managed by the Portfolio Managers

The table below identifies, for each Portfolio Manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that the advisory fees for any of these accounts are based on account performance, this information is reflected in separate tables below. Asset amounts are approximate as of the date of this SAI, and have been rounded.

Portfolio Manager	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Munish Sood	0	0	2	$35 million	8	$1.0 billion
Paul Malecki	0	0	2	$35 million	2	$500 million
Troy Isaksen	0	0	0	0	2	$500 million

Material Conflicts of Interest

The Advisor offers separately managed accounts and other investment fund products in addition to the Fund. Some of these offerings include portfolios of investments which may be substantially identical to the Fund, which could create certain conflicts of interest. As the Fund and any separate accounts or investment funds managed similarly to the Fund will be managed concurrently, all transactions will be implemented according to the Advisor’s trade allocation procedures. These procedures, among other things, ensure that all trades allocated to advisory clients (including the Fund) fulfill the Advisor’s fiduciary duty to each client and otherwise allocate securities on a basis that is fair and nondiscriminatory. Such procedures are generally applied in numerous instances, including, among other things, block and bunched trades, cross transactions and private placements. In determining a fair allocation, the Advisor takes into account a number of factors, including among other things, the Advisor’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s portfolio, cash available for investment, suitability as well as each client’s investment objectives.

Typically, the instruments in which the Advisor’s funds and managed accounts invest are not accessible to individual investors. In the instance where a conflict might occur, the Advisor would default to its brokerage policies and practices.

Portfolio Managers’ Compensation

The Portfolio Managers’ compensation is a fixed salary that is set by reference to industry standards. Bonuses paid to the Portfolio Managers are based on the profitability of the Advisor.

Portfolio Managers’ Ownership of the Fund

Because there were no shares outstanding as of the date of this SAI, the Portfolio Managers as a group owned 0% of the Fund’s outstanding shares.

Other Service Providers

Administrator

Pursuant to a Fund Services Agreement (the “Administration Service Agreement”), Gemini Fund Services, LLC (“GFS”), 450 Wireless Blvd, Hauppauge, New York 11788 (the “Administrator”), acts as administrator for the Fund, subject to the supervision of the Board.  As Administrator, GFS is responsible for facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectuses and Statements of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

For services rendered as administrator, GFS receives a fund administration fee equal to the greater of $40,000 minimum or 0.10% on net assets up to $100 million, 0.80% on net assets of $100 million to $250 million, and 0.06% on net assets of over $250 million. The Fund also pays the Administrator for any out-of-pocket expenses.

Fund Accounting

GFS, pursuant to the Fund Accounting Service Agreement, provides the Fund with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian or Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

Transfer Agent

GFS, 4020 South 147th Street, Suite 2, Omaha, NE 68137, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Fund. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Custodian

Union Bank, N.A. serves as the custodian of the Fund’s assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Advisor. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 4020 South 147th Street, Suite 2, Omaha, NE 68137, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Fund pays a compliance service fee to NLCS.

Legal Counsel

Alston & Bird, LLP, 950 F. Street NW, Washington, D.C. 20004 serves as counsel to the Fund.

Independent Registered Public Accounting Firm

BBD, LLP serves as the independent registered public accounting firm of the Fund.

Distribution of Fund Shares

The Trust has entered into an Underwriting Agreement (the “Underwriting Agreement”) with Northern Lights Distributors, LLC (the “Distributor”), 4020 South 147th Street, Suite 2, Omaha, NE 68137, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous. The Distributor is a registered broker-dealer and member of FINRA.

The Underwriting Agreement has an initial term of two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the trustees who are not parties to the Underwriting Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Underwriting Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ notice when authorized either by a majority vote of the Fund’s outstanding voting securities  or by vote of a majority of the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

12b-1 Distribution Plan

As noted in the Prospectus, the Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which the Fund is authorized to pay the Distributor, as compensation for Distributor’s account maintenance services under this Plan, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and 1.00% for Class C shares of the Fund’s average daily net assets attributable to the relevant class.

Such fees are to be paid by the Fund monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Fund’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Rule 12b-1 Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Class A and Class C Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Distributor or other entities also receive the proceeds and contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.

The services to be provided by Recipients may include, but are not limited to, the following:  assistance in the offering and sale of Class A and Class C shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Portfolio Transactions and Brokerage

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Advisor that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other brokerage services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Fund.

Investment decisions for the Fund may or may not be made independently from those of other client accounts of the Advisor. In certain instances, investment decisions will be made similar to other accounts managed. In the case where the Fund uses similar strategies, applicable procedures will be taken to ensure trading allocations will be handled fairly and abide by all appropriate rules and regulations. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. Notwithstanding the above, the Advisor may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of their accounts that may differ from actions taken with respect to another account, so long as the Advisor shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

The Fund is required to identify any securities of its “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year.  The Fund is also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund.

Portfolio Turnover

Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (i) the lesser of purchases or sales of portfolio securities for the fiscal year by (ii) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs, could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.

In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, resulting in an expected portfolio turnover rate of 0% for the Fund. However, if these instruments were included in the calculation, the Fund’s strategy would result in frequent portfolio trading and a high portfolio turnover rate (typically greater than 300%).

Code of Ethics

The Fund, the Advisor, and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor, and Distributor to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Fund to the Adviser and responsibility for voting proxies of securities held by the Fund to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. A copy of the Adviser’s Proxy Voting Policies is attached hereto as Appendix A.

More Information. The actual voting records relating to portfolio securities during the 12-month period ended February 28, 2012 will be available without charge, upon request, by calling toll-free, 1-800-SEC-0330 or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information

The Trust has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust’s policy to:  (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Fund discloses its portfolio holdings by mailing the annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. In addition, the Fund discloses its portfolio holdings reports on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.

The Fund may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

The Advisor. Personnel of the Advisor, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Advisor to provide their management, administrative, and investment services to the Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Advisor personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant, administrator and custody administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Union Bank, N.A.  Union Bank, N.A. is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

BBD, LLP. BBD, LLP is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

Alston & Bird, LLP.  Alston & Bird, LLP is counsel to the Fund; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Determination of Net Asset Value

As indicated in the Prospectus under the heading “Net Asset Value,” the net asset value (“NAV”) of the Fund’s shares, by class, is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund, by class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the last bid on the primary exchange. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options; futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Redemption of Shares

The Fund will redeem all or any portion of a shareholder’s shares in the Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Under the recently enacted Regulated Investment Company Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. Thus, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this excise tax.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. In most cases the Fund will hold underlying investments for less than 12 months, such that its sales of such shares from time to time will not qualify as long-term capital gains for those investors who hold shares of the Fund in taxable accounts.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as short-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to reinvest distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the  Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to its shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Financial Statements

The Fund has not yet commenced operations as of the date of this SAI and therefore does not have a financial history.

APPENDIX A

Princeton Advisory Group, Inc.

Princeton Credit Income Fund

Proxy Voting Policy

Princeton Advisory Group, Inc. (“PAG”) has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). The Proxy Policy has been adopted as the policies and procedures that PAG will use when voting proxies on behalf of the Princeton Credit Income Fund (the “Fund”). In addition to covering the voting of equity securities and ERISA matters, the Proxy Policy also applies generally to voting and/or consent rights of PAG, on behalf of the Fund, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Fund and its shareholders.

Equity Securities: Although making direct investments in equity securities is not considered to be a primary strategy of the Fund, the Fund may receive equity securities as the result of capital restructurings of portfolio assets. With respect to the voting of proxies relating to equity securities, PAG will research the individual facts and circumstances with respect to the proposal and ensure that voting and consent rights are exercised in the best interests of the Fund and its shareholders.

ERISA Matters:  Investment advisers to employee benefit plans have special fiduciary responsibilities under the Employee Retirement Income Security Act of 1974 (ERISA). These responsibilities are not governed solely by the SEC or the Advisers Act, but include the U.S. Department of Labor’s rules for ERISA accounts.  Typically, an employee benefit plan is covered by ERISA unless it is (1) an individual retirement account or annuity established by an individual employee to which his/her employer does not contribute; (2) a plan which covers only the sole owner of a business (incorporated or unincorporated) and/or his/her spouse; (3) a partnership pension plan which covers only partners and their spouses; or (4) a governmental plan. ERISA accounts include those established by pension plans, profit sharing and 401(k) plans and their trusts.

Under ERISA section 404(a)(1), plan fiduciaries, including persons to whom named fiduciaries delegate certain fiduciary responsibilities, such as investment managers, must discharge their duties solely in the interest of the participants and beneficiaries and,

(a)

For the exclusive purpose of providing benefits and defraying reasonable administrative expenses;

(b)

With the care, skill, prudence, and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of like character and with like aims (the prudent man rule);

(c)

By diversifying plan investments so as to minimize the risk of large losses, unless under the circumstances it is clearly prudent not to do so; and

(d)

In accordance with the documents and instruments governing the plan insofar as such documents and instruments are consistent with the provisions of title I of ERISA.

In a release from the Department of Labor (Interpretive Bulletin #94-2, July 28, 1994), investment advisers (investment managers as defined under ERISA) were provided further guidance about their responsibilities under ERISA, including  proxy voting, compliance with written statements of investment policy, and  active monitoring of corporate management by plan fiduciaries.

The bulletin discusses:

(e)

Where the authority to manage plan assets has been delegated to an investment manager, only the investment manager has authority to vote proxies, except when the named fiduciary has reserved to itself or to another named fiduciary (as authorized by the plan document) the right to direct a plan trustee regarding the voting of proxies.

(f)

Investment managers, as plan fiduciaries, have a responsibility to vote proxies on foreign issues that may affect the value of the shares in the plan’s portfolio.

(g)

An investment manager is required to comply with the statements of investment policy, unless compliance with the guidelines in a given instance would be imprudent and therefore failure to follow the guidelines would not violate ERISA. ERISA does not shield the investment manager from liability from imprudent actions taken in compliance with a statement of investment policy.

(h)

Several other areas including pooled accounts with multiple investment policies; the named fiduciary’s responsibilities in monitoring the investment manager activity and shareholder activism.

Additionally, the Department of Labor has indicated that an investment adviser with a duty to vote proxies has an obligation to take reasonable steps under the circumstances to ensure that it receives the proxies. Failure of the adviser to take any action to reconcile proxies would cause the manager to fail to satisfy ERISA’s fiduciary responsibility provisions. It is believed that appropriate steps would include informing the plan sponsor and its trustees, bank custodian or broker-dealer custodian of the requirement that all proxies be forwarded to the adviser and making periodic reviews during the proxy season, including follow-up letters and phone calls if necessary.

When voting proxies, an investment manager must consider proxies as a plan asset and vote only in the best economic interests of the plan participants, vote consistently among clients, and avoid specific client voting instructions about voting proxies, e.g., social voting is not appropriate.

Having voted the proxies, the Department of Labor has also indicated that the adviser must properly document its voting by keeping adequate records and that the named fiduciary has a duty to monitor the proxy voting process of the adviser. Advisers should be prepared to issue proxy voting reports to clients. Records of “solicitation” activities by issuers (or others) should be maintained. Records should reflect a verification of each proxy to each share to each account. (Records should be maintained in such a manner that it is easy to backtrack). Hard copies of each ballot should be maintained.

For additional information please refer to the “AVON letter” (released 2/23/88) and the “MONKS letter” which relates to clarification of fiduciary requirements for proxy voting (released 1/23/90).

Debt Securities: PAG exercises voting and consent rights directly with respect to debt securities held by the Fund. PAG considers each proposal regarding a debt security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PAG reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PAG may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PAG may determine not to vote a proxy for a debt or equity security if: (1) the effect on the Fund’s economic interests or the value of the portfolio holding is insignificant in relation to the Fund’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the Fund, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PAG otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

For all debt security proxies, PAG will review the proxy to determine whether there is a material conflict between PAG and the Fund or between the Fund and another fund or PAG-advised account. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PAG will seek to resolve the conflict in good faith and in the best interests of the Fund, as provided by the Proxy Policy.

The Proxy Policy permits PAG to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PAG and the Fund, the Proxy Policy permits PAG to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Conflicts Committee with respect to specific types of conflicts. With respect to material conflicts of interest between the Fund and one or more other funds or PAG-advised accounts, the Proxy Policy permits PAG to: (i) designate a PAG portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between the Fund and funds or accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with the Fund and fund’s or account’s best interests if the conflict exists between the Fund and funds or accounts managed by different portfolio managers.

PAG will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. Information about how the Fund voted proxies relating to portfolio securities it held during the most recent twelve month period ended June 30th will be available no later than the following August 31st without charge, upon request, by visiting the Princeton Credit Income Fund’s website at www.pag-funds.com, and on the SEC’s website at http://www.sec.gov.

Northern Lights Fund Trust II

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated August 26, 2010.[3]
(a)(2)	Certificate of Trust as filed with the State of Delaware on August 26, 2010.[3]
(b)	By-Laws, effective as of August 26, 2010. [3]
(c)

Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)(1)	Investment Advisory Agreement between the Registrant and Ascentia Capital Partners LLC , with respect to the Alternative Strategies Mutual Fund.[4]
(d)(2)	Investment Advisory Agreement between the Registrant and Two Oaks Investment Management, LLC, with respect to Two Oaks Diversified Growth and Income Fund. [4]
(d)(3)

Investment Advisory Agreement between the Registrant and Advisors Preferred, LLC, with respect to Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund. [6]

(d)(4)	Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to North Star Opportunity Fund. [9]
(d)(5)	Investment Advisory Agreement between the Registrant and RJO Investment Management, LLC, with respect to Mariner Hyman Beck Global Fund.[11]
(d)(6)	Investment Advisory Agreement between the Registrant and Water Oak Advisors, LLC on behalf of WOA All Asset I. [16]
(d)(7)	Investment Advisory Agreement between the Registrant and Solutions Funds Group, Inc. on behalf of the SFG Futures Strategy Fund.[14]
(d)(8)	Investment Advisory Agreement between the Registrant and Al Frank Asset Management, Inc., Inc. on behalf of the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund.[14]
(d)(9)	Investment Advisory Agreement between the Registrant and Kottke Managed Commodities LLC on behalf of the Kottke Commodity Strategies Fund. [19]
(d)(10)	Investment Advisory Agreement between the Registrant and IASG Capital Management on behalf of the IASG Managed Futures Strategy Fund.[19]
(d)(11)	Investment Advisory Agreement between the Registrant and Linde Hansen & Co., LLC on behalf of the Linde Hansen Contrarian Value Fund. [22]
(d)(12)	Investment Advisory Agreement between the Registrant and Princeton Advisory Group, Inc. on behalf of the Princeton Credit income Fund. [2]
(d)(13)	Investment Advisory Agreement between the Registrant and AIS Capital Management, LLC. [26]
(d)(14)	Investment Advisory Agreement between the Registrant and Crow Point Capital Partners, LLC. [2]
(d)(15)	Investment Advisory Agreement between the Registrant and North Peak Asset Management, LLC. [2]
(d)(16)	Sub-advisory Agreement between Armored Wolf, LLC and Ascentia Capital Partners, LLC on behalf of Alternative Strategies Mutual Fund. [4]
(d)(17)	Sub-advisory Agreement between DuPont Capital Management Corporation and Ascentia Capital Partners, LLC on behalf of Alternative Strategies Mutual Fund. [4]
(d)(18)	Sub-advisory Agreement between Dunham Associates Investment Counsel, Inc. and Ascentia Capital Partners, LLC on behalf of Alternative Strategies Mutual Fund. [4]
(d)(19)	Sub-advisory Agreement between Sage Capital Management and Ascentia Capital partners LLC on behalf of Alternative Strategies Mutual Fund. [4]
(d)(20)

Sub-advisory Agreement between Advisors Preferred, LLC and Hundredfold Advisors LLC with respect to the Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund.[9]

(d)(21)	Sub-advisory Agreement between North Peak Asset Management, LLC and Wellington Management Company with respect to the Real Inflation Hedge Strategy Fund. [2]
(d)(22)	Sub-advisory Agreement between North Peak Asset Management, LLC and Parametric Portfolio Associates, LLC with respect to the Real Inflation Hedge Strategy Fund. [2]
(d)(23)	Sub-advisory Agreement between North Peak Asset Management, LLC and Tradewinds Global Investors, LLC with respect to the Real Inflation Hedge Strategy Fund. [2]
(d)(24)	Sub-advisory Agreement between North Peak Asset Management, LLC and Brown Brothers Harriman & Co. with respect to the Real Inflation Hedge Strategy Fund. [2]
(d)(25)	Sub-advisory Agreement between North Peak Asset Management, LLC and C3 Investments, LLC with respect to the Real Inflation Hedge Strategy Fund. [2]
(d)(26)	Sub-advisory Agreement between North Peak Asset Management, LLC and City of London Investment Group with respect to the Real Inflation Hedge Strategy Fund. [2]
(d)(27)	Sub-advisory Agreement between North Peak Asset Management, LLC and The Boston Company Asset Management, LLC with respect to the Real Inflation Hedge Strategy Fund. [2]
(d)(28)	Sub-advisory Agreement between North Peak Asset Management, LLC and Mellon Capital Management Corporation with respect to the Real Inflation Hedge Strategy Fund. [2]
(d)(29)	Sub-advisory Agreement between North Peak Asset Management, LLC and Commodity Strategy AG with respect to the Real Inflation Hedge Strategy Fund. [2]
(d)(30)	Sub-advisory Agreement between North Peak Asset Management, LLC and Tiberius Asset Management AG with respect to the Real Inflation Hedge Strategy Fund. [2]
(d)(31)	Licensing Agreement between Research Affiliates, LLC and Ascentia Capital Partners, LLC. [6]
(d)(32)

Agreement and Plan of Reorganization by and among Trust for Professional Managers (“TPM”), with respect to the Alternative Strategies Fund, a separate series of TPM, the Registrant, on behalf of the Alternative Strategies Fund, a separate series of the Registrant, and Ascentia Capital Partners LLC dated May 17, 2011. [4]

(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC.[6]
(e)(2)	Underwriting Agreement between the Registrant and Ceros Financial Services, Inc. [10]
(f)	Bonus or Profit Sharing Contracts - Not Applicable
(g)(1)	Custody Agreement between the Registrant and The Bank of New York Mellon. [4]
(g)(2)	Custody Agreement between the Registrant and US Bank, N.A., on behalf of the Alternative Strategies Mutual Fund.[4]
(g)(3)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of Hundredfold Select Alternative Fund, Hundredfold Select Global Fund, and Hundredfold Select Equity Fund.[5]
(g)(4)	Custody Agreement between the Registrant and Union Bank, N.A. [15]
(h)(1)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Alternative Strategies Mutual Fund.[4]
(h)(2)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Two Oaks Diversified Growth and Income Fund.[4]
(h)(3)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund. [5]
(h)(4)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of North Star Opportunity Fund. [11]
(h)(5)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of Mariner Hyman Beck Fund. [11]
(h)(6)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of WOA All Asset I. [16]
(h)(7)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the SFG Futures Strategy Fund.[14]
(h)(8)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund. [14]
(h)(9)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Kottke Commodity Strategies Fund. [19]
(h)(10)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the IASG Managed Futures Strategy Fund.[19]
(h)(11)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Linde Hansen Contrarian Value Fund.[22]
(h)(12)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Princeton Credit Income Fund. [2]
(h)(13)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the AIS TAAP Fund –“The Asset Allocation Portfolio”. [26]
(h)(14)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Crow Point Hedged Global Income Fund. [2]
(h)(15)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Real Inflation Hedge Strategy Fund. [2]
(h)(16)	Expense Limitation Agreement between the Registrant, with respect to the Alternative Strategies Mutual Fund. [4]
(h)(17)	Expense Limitation Agreement between the Registrant, with respect to Two Oaks Diversified Growth and Income Fund. [4]
(h)(18)	Expense Limitation Agreement between the Registrant, with respect to North Star Opportunity Fund. [9]
(h)(19)	Expense Limitation Agreement between the Registrant, with respect to Mariner Hyman Beck Fund. [11]
(h)(20)	Expense Limitation Agreement between the Registrant, with respect to WOA All Asset I. [16]
(h)(21)	Expense Limitation Agreement between the Registrant, with respect to the SFG Futures Strategy Fund.[14]
(h)(22)	Expense Limitation Agreement between the Registrant, with respect to the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund. [14]
(h)(23)	Expense Limitation Agreement between the Registrant, with respect to the Kottke Commodity Strategies Fund.[19]
(h)(24)	Expense Limitation Agreement between the Registrant, with respect to the IASG Managed Futures Strategy Fund. [19]
(h)(25)	Expense Limitation Agreement between the Registrant, with respect to the Linde Hansen Contrarian Value Fund.[22]
(h)(26)	Expense Limitation Agreement between the Registrant, with respect to the Princeton Credit Income Fund. [2]
(h)(27)	Expense Limitation Agreement between the Registrant, with respect to the AIS TAAP Fund –“The Asset Allocation Portfolio”. [26]
(h)(28)	Expense Limitation Agreement between the Registrant, with respect to the Crow Point Hedged Global Income Fund. [2]
(h)(29)	Expense Limitation Agreement between the Registrant, with respect to the Real Inflation Hedge Strategy Fund.[2]
(h)(301)	Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC.[4]
(i)(1)	Opinion of Alston & Bird LLP regarding the Alternative Strategies Mutual Fund and Two Oaks Diversified Growth and Income Fund.[4]
(i)(2)	Opinion of Alston & Bird LLP regarding the Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund. [25]
(i)(3)	Opinion of Alston & Bird LLP regarding the North Star Opportunity Fund.[14]
(i)(4)	Opinion of Alston & Bird LLP regarding the Mariner Hyman Beck Fund.[15]
(i)(5)	Opinion of Alston & Bird LLP regarding the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund.[17]
(i)(6)	Opinion of Alston & Bird LLP regarding the SFG Futures Strategy Fund.[18]
(i)(7)	Opinion of Alston & Bird LLP regarding the Kottke Commodity Strategies Fund. [20]
(i)(8)	Opinion of Alston & Bird LLP regarding the IASG Managed Futures Strategy Fund. [21]
(i)(9)	Opinion of Alston & Bird LLP regarding the Linde Hansen Contrarian Value Fund.[22]
(i)(10)	Opinion of Alston & Bird LLP regarding the WOA All Asset I. [24]
(i)(11)	Opinion of Alston & Bird LLP regarding the Princeton Credit Income Fund. [1]
(i)(12)	Consent of Alston & Bird LLP. [1]
(j)(1)	Consent of Cohen Fund Audit Services Ltd. on behalf of Two Oaks Diversified Growth and Income Fund.[4]
(j)(2)	Consent of Deloitte & Touche LLP on behalf of Alternative Strategies Mutual Fund.[4]
(j)(3)	Consent of Cohen Fund Audit Services on behalf of Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund. [25]
(j)(4)	Consent of Tait, Weller & Baker LLP on behalf of North Star Opportunity Fund. [14]
(j)(5)	Consent of Tait, Weller & Baker, LLP on behalf of Mariner Hyman Beck Fund. [15]
(j)(6)	Consent of Tait, Weller & Baker, LLP on behalf of WOA All Asset I.[24]
(j)(7)	Consent of Tait, Weller & Baker, LLP on behalf of the SFG Futures Strategy Fund. [18]
(j)(8)	Consent of BBD, LLP on behalf of the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund.[2]
(j)(9)	Consent of BBD, LLP on behalf of the Kottke Commodity Strategies Fund.[20]
(j)(10)	Consent of Tait, Weller & Baker LLP on behalf of the IASG Managed Futures Strategy Fund.[21]
(j)(11)	Consent of BBD, LLP on behalf of the Linde Hansen Contrarian Value Fund. [22]
(j)(12)	Consent of BBD, LLP on behalf of the Princeton Credit Income Fund. [1]
(j)(13)	Consent of independent auditor on behalf of the AIS TAAP Fund –“The Asset Allocation Portfolio”. [2]
(j)(14)	Consent of independent auditor on behalf of the Crow Point Hedged Global Income Fund. [2]
(j)(15)	Consent of independent auditor on behalf of the Real Inflation Hedge Strategy Fund.[2]
(j)(16)	Powers of Attorney. [6,13]
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Rule 12b-1 Plan on behalf of Alternative Strategies Mutual Fund.[6]
(m)(2)	Rule 12b-1 Plan on behalf of Two Oaks Diversified Growth and Income Fund.[6]
(m)(3)	Rule 12b-1 Plan on behalf of Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund.[11]
(m)(4)	Rule 12b-1 Plan on behalf of the North Star Opportunity Fund.[11]
(m)(5)	Rule 12b-1 Plan on behalf of the Mariner Hyman Beck Fund. [11]
(m)(6)	Rule 12b-1 Plan on behalf of the WOA All Asset I. [16]
(m)(7)	Rule 12b-1 Plan on behalf of the SFG Futures Strategy Fund.[14]
(m)(8)	Rule 12b-1 Plan on behalf of the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund. [14]
(m)(9)	Rule 12b-1 Plan on behalf of the Kottke Commodity Strategies Fund.[19]
(m)(10)	Rule 12b-1 Plan on behalf of the IASG Managed Futures Strategy Fund. [19]
(m)(11)	Rule 12b-1 Plan on behalf of the Linde Hansen Contrarian Value Fund.[22]
(m)(12)	Rule 12b-1 Plan on behalf of the Princeton Credit Income Fund. [2]
(m)(13)	Rule 12b-1 Plan on behalf of the AIS TAAP Fund –“The Asset Allocation Portfolio”. [1]
(m)(14)	Rule 12b-1 Plan on behalf of the Crow Point Hedged Global Income Fund. [2]
(m)(15)	Rule 12b-1 Plan on behalf of the Real Inflation Hedge Strategy Fund.[2]
(n)	Rule 18f-3 Plan, as amended January 23, 2012. [23]
(p)(1)	Code of Ethics of Northern Lights Distributors, LLC.[4]
(p)(2)	Code of Ethics of Ascentia Capital Partners, LLC. [4]
(p)(3)	Code of Ethics of Two Oaks Investment Management, LLC.[4]
(p)(4)	Code of Ethics of Advisors Preferred LLC.[4]
(p)(5)	Code of Ethics of Armored Wolf LLC.[4]
(p)(6)	Code of Ethics of DuPont Capital Management Corporation.[4]
(p)(7)	Code of Ethics of Dunham Associates Investment Counsel.[4]
(p)(8)	Code of Ethics of Sage Capital Management.[4]
(p)(9)	Code of Ethics for Hundredfold Advisors, LLC. [5]
(p)(10)	Code of Ethics for North Star Investment Management Corp.[7]
(p)(11)	Code of Ethics for RJO Investment Management LLC. [8]
(p)(12)	Code of Ethics for Water Oak Advisors LLC. [9]
(p)(13)	Code of Ethics for Capital Wealth Planning, LLC. [9]
(p)(14)	Code of Ethics for Solutions Funds Group, Inc.[17]
(p)(15)	Code of Ethics for Al Frank Asset Management, Inc. [14]
(p)(16)	Code of Ethics for Kottke Managed Commodities, LLC [11]
(p)(17)	Code of Ethics for IASG Capital Management. [12]
(p)(18)	Code of Ethics for Linde Hansen & Co., LLC. [16]
(p)(19)	Code of Ethics for Princeton Advisory Group, Inc. [26]
(p)(20)	Code of Ethics for AIS Capital Management, LLC. [23]
(p)(21)	Code of Ethics for Crow Point Partners, LLC. [2]
(p)(22)	Code of Ethics for North Peak Asset Management, LLC. [2]
(p)(23)	Code of Ethics for Wellington Management Company.[2]
(p)(24)	Code of Ethics for Parametric Portfolio Associates, LLC. [2]
(p)(25)	Code of Ethics for Tradewinds Global Investors, LLC. [2]
(p)(26)	Code of Ethics for Brown Brothers Harriman & Co. [2]
(p)(27)	Code of Ethics for C3 Investments, LLC. [2]
(p)(28)	Code of Ethics for City of London Investment Group. [2]
(p)(29)	Code of Ethics for The Boston Company Asset Management, LLC. [2]
(p)(30)	Code of Ethics for Mellon Capital Management Corporation. [2]
(p)(31)	Code of Ethics for Commodity Strategy AG. [2]
(p)(32)	Code of Ethics for Tiberius Asset Management AG. [2]
(p)(33)	Code of Ethics for Braver Wealth Management. [26]

 Is filed herewith.

2 To be filed by subsequent amendment.

3 Previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

4 Previously filed on June 28, 2011 in the Registrant's Pre-Effective Amendment No. 2, and hereby incorporated by reference.

5 Previously filed on August 3, 2011 in the Registrant's Proxy/Registration Statement on Form N-14, and hereby incorporated by reference.

6 Previously filed on August 3, 2011 in the Registrant's Post-Effective Amendment No. 2, and hereby incorporated by reference.

7 Previously filed on August 19, 2011 in the Registrant's Post-Effective Amendment No. 3, and hereby incorporated by reference.

8 Previously filed on August 26, 2011 in the Registrant's Post-Effective Amendment No. 4, and hereby incorporated by reference.

9 Previously filed on September 20, 2011 in the Registrant's Post-Effective Amendment No. 5, and hereby incorporated by reference.

10 Previously filed on October 3, 2011 in the Registrant's Post-Effective Amendment No. 9, and hereby incorporated by reference.

11 Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 12, and hereby incorporated by reference.

12 Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 13, and hereby incorporated by reference.

13 Previously filed on November 2, 2011 in the Registrant's Post-Effective Amendment No. 14, and hereby incorporated by reference.

14 Previously filed on November 17, 2011 in the Registrant's Post-Effective Amendment No. 18 and hereby incorporated by reference

15 Previously filed on November 22, 2011 in the Registrant's Post-Effective Amendment No. 20 and hereby incorporated by reference

16 Previously filed on December 14, 2011 in the Registrant's Post-Effective Amendment No. 24 and hereby incorporated by reference

17 Previously filed on December 19, 2011 in the Registrant's Post-Effective Amendment No. 25 and hereby incorporated by reference

18 Previously filed on December 20, 2011 in the Registrant's Post-Effective Amendment No. 27 and hereby incorporated by reference

19 Previously filed on January 4, 2012 in the Registrant's Post-Effective Amendment No. 29 and hereby incorporated by reference

20 Previously filed on January 10, 2012 in the Registrant's Post-Effective Amendment No. 31 and hereby incorporated by reference

21 Previously filed on January 10, 2012 in the Registrant's Post-Effective Amendment No. 32 and hereby incorporated by reference

22 Previously filed on January 27, 2012 in the Registrant's Post-Effective Amendment No. 34 and hereby incorporated by reference

23 Previously filed on February 2, 2012 in the Registrant's Post-Effective Amendment No. 37 and hereby incorporated by reference

24 Previously filed on February 7, 2012 in the Registrant's Post-Effective Amendment No. 39 and hereby incorporated by reference

25 Previously filed on February 10, 2012 in the Registrant's Post-Effective Amendment No. 40 and hereby incorporated by reference ..

26 Previously filed on March 8, 2012 in the Registrant's Post-Effective Amendment No. 45 and hereby incorporated by reference.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”). Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Ascentia Capital Partners, LLC, the Adviser to Alternative Strategies Mutual Fund -- File No. 801-65018

Two Oaks Investment Management, LLC, the Adviser to the Two Oaks Diversified Growth and Income Fund -- File No. 801-72390

Advisors Preferred, LLC, the Adviser to Hundredfold Select Alternative Fund, Hundredfold Select Global Fund, and Hundredfold Select Equity Fund – File No. 801-72430

North Star Investment Management Corp., the Adviser to North Star Opportunity Fund – File No. 801-62013.

RJO Investment Management LLC, the Adviser to the Mariner Hyman Beck Global Fund – File No. 801-71417.

Water Oak Advisors, LLC, the Adviser to the WOA All Asset I – File No. 801-66872.

IASG Capital Management, LLC adviser to the IASG Managed Futures Strategy Fund – File No. 801-72816

Princeton Advisory Group, Inc. adviser to the Princeton Credit Income Fund – File No. 801-62702

Kottke Managed Commodities, LLC adviser to the Kottke Commodity Strategies Fund – File No. 801-72837

Al Frank Asset Management Inc. adviser to the Innealta Capital Country Rotation Fund and Innealta Capital Sector Rotation Fund – File No. 801-30528

Solutions Funds Group, Inc. adviser to the SFG Futures Strategy Fund – File No. 801-72794

AIS Capital Management, LLC adviser to the AIS TAAP Fund –“The Asset Allocation Portfolio” – File no. 801-343295

Crow Point Partners, LLC adviser to the Crow Point Hedged Global Fund – File No. 801-67184

North Peak Asset Management, LLC adviser to the Real Inflation Hedged Strategy Fund – File No. 801-72894.

Braver Wealth Management, LLC adviser to the Braver Tactical Equity Opportunity Fund – File No. 801-26501.

ITEM 32.

PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for all series of Northern Lights Fund Trust II except Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund. NLD also acts as principal underwriter for the following:

AdvisorOne Funds, Arrow Investments Trust, Copeland Trust, Dominion Funds, Epiphany Funds, Equinox Funds Trust, Ladenburg Thalmann Alternative Strategies Fund, Miller Investment Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights ETF Trust, Northern Lights Variable Trust, and Northern Lights Fund Trust, Northern Lights Fund Trust III, OCM Mutual Fund, Roge Partners Funds and The Saratoga Advantage Trust, The Multi-Strategy Growth & Income Fund, Tributary Funds, Inc. and Vertical Capital Income Fund.

(b)

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 4020 South 147th Street, Omaha, Nebraska 68137. NLD is an affiliate of Gemini Fund Services, LLC. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
W. Patrick Clarke	Manager	None
Brian Nielsen	Manager, President, Secretary	Trustee
Daniel Applegarth	Treasurer	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None

(c) Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant for such periods prescribed by the rules and regulations of the U.S. Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York Mellon (“BNYM”), located at One Wall Street, New York, New York 10286, provides custodian services to the Two Oaks Diversified Growth and Income Fund pursuant to a Custody Agreement between BNYM and the Trust.

US Bank, National Association, 1555 North River Center Drive, Milwaukee, Wisconsin 53212, provides custodian services to the Alternative Strategies Mutual Fund and Hundredfold Select Alternative Funds, Hundredfold Select Global fund and Hundredfold Select Equity Fund pursuant to a Custody Agreement between US Bank and the Trust.

Union Bank, National Association, 350 California Street, 6th Floor, San Francisco, CA 94104, provides custodian services to the North Star Opportunity Fund, Cobalt Tactical Income Fund, WOA All Asset I, IASG Managed Futures Strategy Fund, SFG Futures Strategy Fund, Linde Hansen Contrarian Value Fund, Innealta Capital Country Rotation Fund, Innealta Capital Sector Rotation Fund, and Kottke Commodity Strategies Fund, pursuant to a Custody Agreement between Union Bank and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust. In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders. GFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

NLD, located at 4020 South 147th Street, Omaha, Nebraska 68137, serves as principal underwriter for all series of Northern Lights Fund Trust II, except Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Ascentia Capital Partners, LLC, located at 5485 Kietzke Lane, Reno, NV 89511, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Alternative Strategies Mutual Fund.

Two Oaks Investment Management, LLC, located at 7110 North Fresno Street, Suite 450, Fresno CA, 93720 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Two Oaks Diversified Growth and Income Fund.

Advisors Preferred, LLC located at 1445 Research Blvd, Suite 530, Rockville, MD 20850 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund.

North Star Investment Management Corp. located at 20 N. Wacker Drive, Suite 1416, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the North Star Opportunity Fund.

RJO Investment Management, LLC located at 227 South Riverside Plaza, Suite 900, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Mariner Hyman Beck Global Fund.

Water Oak Advisors LLC located at 450 S. Orange Avenue, 4th Floor, Orlando, FL 32801 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the WOA All Asset I.

Solutions Funds Group, Inc. located at 300 Village Green Drive, Suite 210, Lincolnshire, IL 60069, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the SFG Futures Strategy Fund.

Al Frank Asset Management, Inc. located at 85 Argonaut, Suite 220, Alisa Viejo, CA 92656 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund.

Kottke Managed Commodities, LLC located at 141 W. Jackson Blvd, Chicago, IL 60604 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Kottke Commodity Strategies Fund.

IASG Capital Management, located at 26526 West Countryside Lane, Plainfield, IL 60585 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the IASG Managed Futures Strategy Fund.

Linde Hansen & Co., LLC located at 25B Vreeland Road, Suite 102, Florham Park, New Jersey, 07932 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Linde Hansen Contrarian Value Fund.

Princeton Advisory Group, Inc. located at 700 Alexander Park, Suite 201, Princeton, New Jersey 08540

pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Princeton Credit Income Fund.

Milliman Financial Risk Management LLC located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Sustainable Opportunities Fund.

AIS Capital Management, LLC located at 187 Danbury Road, Wilton, CT 06897 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the AIS TAAP Fund –“The Asset Allocation Portfolio”.

Crow Point Partners, LLC located at 10 New Driftway, Suite 203, Scituate, MA 02066 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Crow Point Hedged Global Income Fund.

North Peak Asset Management, LLC located at 457 Washington Street, Duxbury, MA 02332 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Real Inflation Hedge Strategy Fund.

Braver Wealth Management, LLC located at 117 Kendrick Street, Needham, MA 02494 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Braver Tactical Equity Opportunity Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

Not applicable.

 Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 4 6 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on the 9- th day of March 2012.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Andrew Rogers*

     President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Brian Nielsen*	_________________________ Trustee & Chairman	March 9, 2012
Thomas Sarkany*	_________________________ Trustee	March 9, 2012
Anthony Lewis*	_________________________ Trustee	March 9, 2012
Keith Rhoades*	_________________________ Trustee	March 9, 2012
Randy Skalla*	_________________________ Trustee	March 9, 2012
Andrew Rogers*	_________________________ President and Principal Executive Officer	March 9, 2012
Kevin Wolf*	_________________________ Treasurer and Principal Accounting Officer	March 9, 2012

*By:  /s/James Ash__________________

James Ash

Attorney-in-Fact –  pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No.2 (filed August 3, 2011) and Post-Effective Amendment No. 14 (filed November 2, 2011) each to Registrant’s Registration Statement on Form N-1A.

EXHIBIT INDEX

Opinion of Alston & Bird, LLP	99.28(i)(11)
Consent of Alston & Bird, LLP	99.28(i)(12)
Consent of BBD, LLP	99.28(j)(12)